UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway Wilmington, DE	19808
(Address of principal executive offices)	(Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2010

Date of reporting period: June 30, 2010

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT	June 30, 2010

Dear Fellow Shareholders:

As we began 2010 and the second half of our fiscal year, the markets continued to behave very much as they had for the first half. That is, the government stimulus that had been put in place looked like it was working as planned. The “risk” trade was on, and the more cyclical sectors of the stock market rose in anticipation of better economic growth. That worked well until the European debt crisis and weakness in the euro became front page news. By the end of April it appeared that investors’ expectations were indeed getting ahead of reality, and the situation in Greece provided the catalyst for the inevitable reassessment of valuations.

Over many decades, the nations of the world, both developed and developing, have become massively interconnected from trade in goods and services to banking and capital markets. It might be too convenient to view the European sovereign debt crisis as the trigger for the decline in the U.S. equity markets during the second quarter of 2010 when there were so many other factors at play as well. However, it helped to rekindle concerns that had been lingering for months. We were often asked over the past few months why Greece mattered so much. The answer then and now has less to do with Greece itself and more to do with the health of the European banking system. We know that while Greece is in the most difficult position and will likely need to restructure its sovereign debt obligations, a number of other European countries (Spain, Portugal and Italy) also face large national debt balances and budget deficits relative to the size of their economies. The widening of sovereign credit spreads on these countries has raised concerns about the health of the European banks that were believed to be less well-capitalized coming into this particular crisis, being more dependent on wholesale funding and having raised less new capital than their U.S. peers. The consequences were a collapsing currency and fears that the euro-zone will tip back over into a recession. The flaws and limitations of a union based upon a fiat currency without any real socio-economic and political unity have once again become apparent. Given the fragile state of the recovery, these nations should at the very least be maintaining fiscal and monetary stimulus to sufficiently prime the economic pump. The capital markets acted once again as the disciplinarian and the fear of sovereign defaults has scared policy makers into undertaking fiscal constraint both in the U.K. and on the continent. While ultimately prudent, it may be premature and exacerbate the problem in the near term.

In addition to concerns about events in Europe, China, the lead engine of the global recovery, was enjoying 12% GDP growth and yet finding it necessary to slow their economy to cap inflation and a developing property bubble. Recognizing that their export markets cannot alone sustain economic growth, China is facilitating wage increases to stimulate domestic consumption. These policy moves should be beneficial to the Chinese economy, but in the short term are somewhat disruptive to its trading partners. Hence, U.S. equities with material exposure to the Chinese economy have also suffered.

With the passage of healthcare legislation behind it, Congress spent most of May and June addressing financial services regulations. The law is now signed and financial institutions are trying to assess the impact on their business as the rules are developed. While the worst case scenario did not materialize, the new law does nothing to enhance credit availability which the economy badly needs. The political response to the BP oil spill encourages those who already find the mood in Washington to be anti-business. Although the ongoing issues within Europe, China and Washington have been a lot for the markets to digest, the damage may have been more contained but for what has become the proverbial elephant in the room: most U.S. economic data has been on the weak side for the past two months. The cyclical momentum of the past year had kept the secular concerns at bay, but no longer. It all seemed to wash ashore in May and June. The latest revision to first quarter GDP leaves it at a tepid 2.7% which, when you consider some inventory restocking and government stimulus, means there was very little underlying growth. This is surprising so early in a recovery considering the depth of the recessionary contraction. Housing statistics are universally poor, particularly post-expiration of the housing credit. Employment reports have likewise been a bit puzzling and disappointing. Employment would typically be more robust at this point in a recovery. Predictions of a “double dip” recession became rampant despite the very rare occurrence of such a phenomenon. While we do not expect a “double dip” recession, we have always believed that the current recovery would be more modest than other recoveries which have occured in the post-war period because of the damage inflicted on the financial system. On a brighter note, corporate profits tend to be a good indicator of future employment trends, and profits are robust. The recent partial retracement of the May-June decline here in July is attributable to stronger reported earnings compared to expectations. One of the strongest “bull” arguments is supported by the strength of corporate profits as well as corporate balance sheets. The general backdrop is also better with the European crisis seemingly contained and the passage of stress tests by most of the banks in the euro-zone. That has been reflected in a strong rally by the currency. The welcome containment of the BP leak in the Gulf of Mexico has also lifted some spirits.

CRM Small Cap Value Fund returned 14.71% and 14.96% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 25.07% for the Russell 2000 Value Index. SkillSoft Corporation, Cooper Companies, Cyberonics, Carpenter Technology and A.O. Smith Corporation, spanning sectors from producer durables to consumer discretionary, all positively contributed to the Fund’s performance. Monster Worldwide, Charming Shoppes, Euronet Worldwide, Artio Global Investors and Lance, representing multiple sectors as well, detracted from the Fund’s performance for the year.

CRM Small/Mid Cap Value Fund returned 13.82% and 14.05% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 26.46% for the Russell 2500 Value Index. Companies in the health care, financial services, materials and processing, and energy sectors had a positive effect on the Fund’s performance. These companies included Cooper Companies, SunTrust Banks, Airgas, Lennox International and Whiting Petroleum. Detractors from the Fund’s performance included Synovus Financial, Affiliated Managers Group and Popular, all within the financial services sector, as well as Monster Worldwide a producer durables company and Brocade Communications Systems, a technology company.

CRM Mid Cap Value Fund returned 10.09% and 10.39% for the past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 28.91% for the Russell Midcap Value Index. The top contributors to performance were Seagate Technology, Parametric Technology, SunTrust Banks, Liberty Media Entertainment and Allegheny Technologies. Detractors from the Fund’s performance included Alliance Data Systems, Electronic Arts, Weatherford International, Brocade Communications Systems and Regions Financial.

CRM Large Cap Opportunity Fund returned 3.08% and 3.42% for the past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 15.24% for the Russell 1000 Index and 16.92% for the Russell 1000 Value Index. Companies in sectors ranging from consumer discretionary and technology to health care had a positive effect on the Fund’s performance. The leading contributors were DirecTV, Hewlett-Packard

Company, Stryker Corporation, Tyco International and Omnicom Group. Regions Financial, a regional bank, was the leading detractor from performance, followed by Carnival Corporation, Qualcomm, Weatherford International and Electronic Arts.

CRM All Cap Value Fund returned 6.58% and 6.83% for the past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 17.57% for the Russell 3000 Value Index and 15.72% for the Russell 3000 Index. The most significant contributors to the Fund’s performance were Cooper Companies, Parametric Technology Corporation, Liberty Media Entertainment, Syniverse Holdings and Corrections Corporation of America. On the other hand, Monster Worldwide, Synovus Financial, Weatherford International, Regions Financial and Lazard Limited had a negative impact on the Fund’s performance.

CRM Global Opportunity Fund returned 14.42% and 14.68% for the past fiscal year in the Investor and Institutional classes, respectively, as compared to 10.20% for the MSCI World Index. The Fund was positively impacted by companies in a variety of sectors including energy and consumer staples. Ultrapar Participacoes, SembCorp Marine, Vale SA, Standard Chartered and Pacific Rubiales Energy positively contributed to the Fund’s performance. Petroleo Brasileiro SA, Monster Worldwide, Teck Resources, Manpower and Talisman Energy negatively impacted the Fund’s performance for the period.

CRM International Opportunity Fund returned 17.86% and 18.09% for the past fiscal year in the Investor and Institutional classes, respectively, as compared to 5.92% for the MSCI EAFE Index. Hypermarcas SA, Croda International, SembCorp Marine, Ultrapar Participacoes and Vallourec all contributed to the Fund’s performance. Petroleo Brasileiro SA, HTC Corporation, DCC, Credit Suisse Group AG and Teck Resources were the leading detractors from the Fund’s performance during the period.

As mentioned, we have had a more moderate view of the recovery than some. This view has, on the margin, influenced our stock selection over the past year and we believe has positioned the Funds well if the equity markets move away from the pro-risk/cyclical trade. Some of this portfolio positioning has included investments across an array of healthcare product companies which we believe are competitively well-positioned and attractively valued. Other investments include companies which stand to benefit from the restoration of corporate spending on items including recruiting, advertising/marketing, information technology and travel. As the equity market swooned, however, the Funds did not perform as well as we would have expected. Equities in a variety of capitalization ranges which have multi-national exposures, including Europe, underperformed. Companies exposed to employment or housing and a number of financials also did not fare well regardless of the merits of the specific investment thesis. As a number of publications have highlighted, the correlation among all stocks during May and June was extraordinarily high. Thus, we did not see much distinction or differentiation. Even those stocks that did not participate in the March/April rally, came down at least in line, if not more, with the market.

Therein lies the opportunity. There is so much underlying fear in the market. One cannot pick up a newspaper or go to a news website and avoid being bombarded with negativity. It is as if everyone (business leaders, consumers, policy makers, pundits) has given up. Investors are being told that we are in a box and there is no way out. CRM continues to believe that the U.S. will “enjoy” sluggish growth for the foreseeable future, which in many ways is an ideal environment for company specific drivers to matter. The Funds are invested in many companies that we think continue to take “self-help” measures such as: substantial permanent cost; accretive strategic divestitures; stock buybacks and new products/ services/ market drivers. In the short term, we know valuation may not matter. Cheap can get cheaper. However, behind robust profits, there are many inexpensive corporate equities which do not need a robust economy to produce sustained strong free cash flow which can be used to enhance shareholder returns. This approach has served us well over the years despite periods of underperformance. We have no reason to question that now despite the uncertainties staring us in the face.

Sincerely,

Ronald H. McGlynn

Chairman and Chief Executive Officer, Cramer Rosenthal McGlynn, LLC

President, CRM Mutual Fund Trust

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Funds are professionally managed, while the indices are unmanaged and are not available for investment. During the period, certain fees and expenses were waived by the Funds’ service providers. Without these waivers, total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value section of this report.

Investments in small and mid capitalization companies generally are more volatile due to limited product lines, fewer capital resources and less depth of management than larger companies. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic values. Investments in foreign securities, including emerging markets, involve special risks such as greater social, economic, regulatory, and political uncertainties, and currency fluctuation.

This report must be preceded or accompanied by the current prospectus for the Funds. Before investing, you should carefully read the prospectus and consider the investment objectives, risks, changes and expenses of the Funds. Additional copies of the prospectus may be obtained at www.crmfunds.com or at 800-CRM-2883.

Distributed by ALPS Distributors, Inc.

CRM FUNDS

CRM SMALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2010

The following information compares the performance of the CRM Small Cap Value Fund (“Fund”) with the performance of the Russell 2000 Index and Russell 2000 Value Index. The Russell 2000 Index is an unmanaged, capitalization-weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessor, CRM Small Cap Value Fund (a series of WT Mutual Fund), for periods from June 30, 2000 through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small Cap Value Fund – Investor Shares vs. Russell 2000 Index and

Russell 2000 Value Index1

Expense Ratio (per prospectus dated 10/28/09): 1.11%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

This line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2010

CRM Small Cap Value Fund – Institutional Shares vs. Russell 2000 Index and

Russell 2000 Value Index1

Expense Ratio (per prospectus dated 10/28/09): 0.86%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2010

The following information compares the performance of the CRM Small/Mid Cap Value Fund (“Fund”) with the performance of the Russell 2500 Index, Russell 2500 Value Index and Standard & Poor’s MidCap 400/Citigroup Value Index (“S&P MidCap 400/Citigroup Value Index”). The Russell 2500 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The S&P MidCap 400/Citigroup Value Index measures the performance of the mid-capitalization sector of the U.S. equity market. It is a subset of the Standard & Poor’s 400 Index and consists of those companies exhibiting the strongest value characteristics within the Standard & Poor’s 400 Index. Total return for the Fund includes performance of the Fund’s predecessor, CRM Small/Mid Cap Value Fund (a series of WT Mutual Fund), for periods from September 1, 2004 (commencement of operations) through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small/Mid Cap Value Fund – Investor Shares vs. Russell 2500 Index,

Russell 2500 Value Index, and S&P MidCap 400/Citigroup Value Index1

Expense Ratio (per prospectus dated 10/28/09): 1.18%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on September 1, 2004.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2010

CRM Small/Mid Cap Value Fund – Institutional Shares vs. Russell 2500 Index, Russell

2500 Value Index, and S&P MidCap 400/Citigroup Value Index1

Expense Ratio (per prospectus dated 10/28/09): 0.93%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on September 1, 2004.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2010

The following information compares the performance of the CRM Mid Cap Value Fund (“Fund”) with the performance of the Russell Midcap Index and Russell Midcap Value Index. The Russell Midcap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessors, CRM Mid Cap Value Fund (a series of WT Mutual Fund), for periods from June 30, 2000 through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because the Fund invests in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Mid Cap Value Fund – Investor Shares vs. Russell Midcap Index and

Russell Midcap Value Index1

Expense Ratio (per prospectus dated 10/28/09): 1.09%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on September 20, 2000.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2010

CRM Mid Cap Value Fund – Institutional Shares vs. Russell Midcap Index and

Russell Midcap Value Index1

Expense Ratio (per prospectus dated 10/28/09): 0.84%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

This line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2010

The following information compares the performance of the CRM Large Cap Opportunity Fund (“Fund”) with the performance of the Russell 1000 Index and Russell 1000 Value Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because, while the Fund invests in large capitalization companies, the Fund may also invest in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Large Cap Opportunity Fund – Investor Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

Expense Ratios (per prospectus dated 10/28/09, as supplemented on 06/30/10) - Gross: 1.44% Net: 1.15%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 1, 2005.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2011 to the extent that the total annual operating expenses of Investor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.15% of average net assets.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2010

CRM Large Cap Opportunity Fund – Institutional Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

Expense Ratios (per prospectus dated 10/28/09, as supplemented on 06/30/10) - Gross: 1.19% Net: 0.90%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on December 1, 2005.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2011 to the extent that the total annual operating expenses of Institutional Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 0.90% of average net assets.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2010

The following information compares the performance of the CRM All Cap Value Fund (“Fund”) with the performance of the Russell 3000 Index and the Russell 3000 Value Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies. The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because, while the Fund may invest in large capitalization companies, the Fund may also invest in small and mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM All Cap Value Fund – Investor Shares vs. Russell 3000 Index

and Russell 3000 Value Index1

Expense Ratios (per prospectus dated 10/28/09) - Gross: 3.02% Net: 1.50%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on October 24, 2006.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Investor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2010

CRM All Cap Value Fund – Institutional Shares vs. Russell 3000 Index and

Russell 3000 Value Index1

Expense Ratios (per prospectus dated 10/28/09) - Gross: 2.77% Net: 1.25%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on October 24, 2006.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Institutional Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2010

The following information compares the performance of the CRM Global Opportunity Fund (“Fund”) with the performance of the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Investing in foreign securities involves risks which may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, and political, financial or social instability and other adverse economic or political developments. These risks are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country.

CRM Global Opportunity Fund – Investor Shares vs. MSCI World Index1

Expense Ratios (per prospectus dated 10/28/09) - Gross: 12.73% Net: 1.50%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 31, 2008.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Investor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2010

CRM Global Opportunity Fund – Institutional Shares vs. MSCI World Index1

Expense Ratios (per prospectus dated 10/28/09) - Gross: 12.48% Net: 1.25%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Institutional Shares’ inception on December 31, 2008.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Institutional Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2010

The following information compares the performance of the CRM International Opportunity Fund (“Fund”) with the performance of the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Investing in foreign securities involves risks which may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, and political, financial or social instability and other adverse economic or political developments. These risks are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country.

CRM International Opportunity Fund – Investor Shares vs. MSCI EAFE Index1

Expense Ratios (per prospectus dated 10/28/09) - Gross: 12.88% Net: 1.50%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 31, 2008.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Investor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2010

CRM International Opportunity Fund – Institutional Shares vs. MSCI EAFE Index1

Expense Ratios (per prospectus dated 10/28/09) - Gross: 12.63% Net: 1.25%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares’ inception on December 31, 2008.
[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Institutional Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

This line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Six Months Ended June 30, 2010

Expense Table

Fund/Class	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$933.60	1.09%	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.32	1.09%	$5.47

CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Continued)

Fund/Class	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Annualized Expense Ratio	Expenses Paid During Period[1]

CRM Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$ 934.30	0.85%	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	0.85%	$4.27

CRM Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$ 945.50	1.12%	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.17	1.12%	$5.62

CRM Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$ 945.90	0.87%	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	0.87%	$4.37

CRM Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$ 927.20	1.05%	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.52	1.05%	$5.27

CRM Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$ 928.70	0.80%	$3.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	0.80%	$4.02

CRM Large Cap Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$ 891.00	1.27%	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.42	1.27%	$6.38

CRM Large Cap Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$ 892.40	1.03%	$4.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.62	1.03%	$5.17

CRM All Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$ 900.20	1.50%	$7.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	1.50%	$7.53

CRM All Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$ 900.40	1.25%	$5.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	1.25%	$6.28

CRM Global Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$ 925.70	1.50%	$7.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	1.50%	$7.53

CRM Global Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$ 926.60	1.25%	$5.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	1.25%	$6.28

CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Continued)

Fund/Class	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Annualized Expense Ratio	Expenses Paid During Period[1]

CRM International Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$ 920.00	1.50%	$7.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	1.50%	$7.53

CRM International Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$ 920.80	1.25%	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	1.25%	$6.28

[1]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

June 30, 2010

The following tables present a summary of the portfolio holdings of each of the CRM Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

Small Cap Value Fund - Sector Allocation
Common Stock
Information Technology	22.7%
Industrials	16.7
Consumer Discretionary	15.4
Financials	14.2
Health Care	8.7
Materials	6.5
Consumer Staples	3.3
Telecommunication Services	3.2
Energy	3.0
Utilities	1.2
Short-Term Investments	5.1

100.0%

Small/Mid Cap Value Fund - Sector Allocation
Common Stock
Financials	17.2%
Industrials	15.4
Information Technology	12.6
Materials	11.8
Consumer Discretionary	11.0
Health Care	9.5
Utilities	8.9
Energy	3.2
Consumer Staples	3.1
Telecommunication Services	2.8
Short-Term Investments	4.5

100.0%

Mid Cap Value Fund - Sector Allocation
Common Stock
Financials	16.8%
Information Technology	12.9
Consumer Discretionary	12.2
Industrials	11.3
Health Care	11.2
Materials	10.7
Utilities	7.7
Energy	6.0
Consumer Staples	5.8
Short-Term Investments	5.4

100.0%

Large Cap Opportunity Fund - Sector Allocation
Common Stock
Information Technology	17.0%
Financials	15.4
Consumer Discretionary	12.5
Health Care	11.2
Industrials	10.9
Consumer Staples	10.2
Energy	9.4
Utilities	5.5
Materials	3.0
Short-Term Investments	4.9

100.0%

CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Continued)

All Cap Value Fund - Sector Allocation
Common Stock
Financials	16.4%
Industrials	15.9
Information Technology	15.4
Consumer Discretionary	11.9
Health Care	10.7
Energy	7.5
Consumer Staples	5.2
Materials	4.3
Utilities	3.9
Telecommunication Services	2.9
Short-Term Investments	5.9

100.0%

Global Opportunity Fund - Sector Allocation
Common Stock
Industrials	19.0%
Materials	13.4
Energy	13.3
Information Technology	11.9
Consumer Discretionary	10.0
Financials	9.6
Consumer Staples	6.9
Health Care	6.6
Telecommunication Services	1.7
Preferred Stock
Energy	1.7
Materials	1.5
Financials	1.2
Short-Term Investments	3.2

100.0%

Global Opportunity Fund - Country Allocation
Common Stock
United States	31.3%
United Kingdom	11.3
Brazil	10.7
Japan	8.3
Canada	5.7
Bermuda	3.1
Switzerland	2.9
Singapore	2.6
France	2.6
Ireland	2.2
South Africa	2.0
United Arab Emirates	1.6
Norway	1.5
Hong Kong	1.5
Netherlands	1.4
Germany	1.4
Indonesia	1.3
Israel	1.0
Preferred Stock
Brazil	4.4
Short-Term Investments	3.2

100.0%

CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Continued)

International Opportunity Fund - Sector Allocation
Common Stock
Industrials	22.2%
Energy	16.5
Materials	14.4
Financials	10.5
Consumer Staples	9.5
Consumer Discretionary	9.0
Health Care	4.9
Information Technology	3.8
Preferred Stock
Energy	1.6
Materials	1.5
Financials	1.2
Short-Term Investments	4.9

100.0%

International Opportunity Fund - Country Allocation
Common Stock
United Kingdom	19.2%
Japan	14.4
Brazil	13.3
Canada	5.8
Germany	5.6
Ireland	4.0
France	3.5
South Africa	3.1
Finland	2.9
Singapore	2.5
Switzerland	2.2
Bermuda	1.7
United Arab Emirates	1.6
Hong Kong	1.5
Norway	1.5
Netherlands	1.5
Luxembourg	1.5
India	1.4
Israel	1.3
Indonesia	1.3
China	1.0
Preferred Stock
Brazil	4.3
Short-Term Investments	4.9

100.0%

Portfolio holdings are subject to change at any time.

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

Shares		Value
Common Stock — 95.9%
Consumer Discretionary — 15.6%
Automobiles & Components — 2.9%
343,100	Cooper Tire & Rubber Co.[2]	$6,690,450
939,900	Dana Holding Corp.[1,2]	9,399,000
344,297	Modine Manufacturing Co.[1]	2,644,201

		18,733,651

Consumer Durables & Apparel — 3.7%
523,378	G-III Apparel Group Ltd.[1,2]	11,980,123
258,000	Phillips-Van Heusen Corp.	11,937,660

		23,917,783

Consumer Services — 4.1%
438,550	Churchill Downs, Inc.[2]	14,384,440
317,000	Steiner Leisure Ltd.[1]	12,185,480

		26,569,920

Retailing — 4.9%
2,089,500	Charming Shoppes, Inc.[1,2]	7,835,625
555,600	Group 1 Automotive, Inc.[1,2]	13,073,268
431,199	Vitamin Shoppe, Inc.[1,2]	11,060,254

		31,969,147

Total Consumer Discretionary		101,190,501

Consumer Staples — 3.3%
Food, Beverage & Tobacco — 3.3%
678,140	Lance, Inc.[2]	11,182,529
186,550	Ralcorp Holdings, Inc.[1]	10,222,940

Total Consumer Staples		21,405,469

Energy — 3.1%
1,754,300	Advantage Oil & Gas Ltd.[1]	10,192,483
767,700	Patterson-UTI Energy, Inc.	9,880,299

Total Energy		20,072,782

Financials — 14.4%
Banks — 10.4%
648,700	Brookline Bancorp, Inc.	5,760,456
524,600	Columbia Banking System, Inc.[2]	9,579,196
545,754	First Horizon National Corp.[1,2]	6,248,886
645,000	FNB Corp.[2]	5,179,350
541,800	Investors Bancorp, Inc.[1]	7,108,416
633,900	Old National Bancorp[2]	6,567,204
490,500	Oritani Financial Corp.[2]	4,905,000
4,645,097	Popular, Inc.[1]	12,448,860
619,200	Washington Federal, Inc.	10,018,656

		67,816,024

Diversified Financials — 4.0%
527,150	Artio Global Investors, Inc.	8,297,341
906,700	Janus Capital Group, Inc.[2]	8,051,496
442,300	KBW, Inc.[1,2]	9,482,912

		25,831,749

Total Financials		93,647,773

Shares		Value
Health Care — 8.8%
Health Care Equipment & Services — 6.8%
982,600	Conmed Corp.[1,2]	$18,305,838
405,400	Cooper Cos., Inc. (The)[2]	16,130,866
417,700	Cyberonics, Inc.[1]	9,891,136

		44,327,840

Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
690,800	BioMarin Pharmaceutical, Inc.[1,2]	13,097,568

Total Health Care		57,425,408

Industrials — 16.8%
Capital Goods — 10.7%
272,700	A. O. Smith Corp.[2]	13,141,413
172,300	Ameron International Corp.	10,394,859
707,700	Chicago Bridge & Iron Co. N.V.[1],2	13,311,837
217,500	CIRCOR International, Inc.	5,563,650
336,500	Cubic Corp.[2]	12,241,870
464,000	Moog, Inc. — Class A1,2	14,954,720

		69,608,349

Commercial & Professional Services — 6.1%
420,215	G & K Services, Inc. — Class A	8,677,440
692,900	Geo Group, Inc. (The)[1,2]	14,377,675
727,700	Korn/Ferry International[1]	10,115,030
1,249,475	SFN Group, Inc.[1]	6,822,133

		39,992,278

Total Industrials		109,600,627

Information Technology — 22.9%
Semiconductors & Semiconductor Equipment — 5.0%
3,023,500	Atmel Corp.[1]	14,512,800
433,800	Ultratech, Inc.[1]	7,057,926
1,290,000	Verigy Ltd.[1]	11,210,100

		32,780,826

Software & Services — 10.6%
3,654,000	Art Technology Group, Inc.[1]	12,496,680
213,800	Informatica Corp.[1,2]	5,105,545
943,800	Monster Worldwide, Inc.[1,2]	10,995,270
1,599,600	S1 Corp.[1]	9,613,596
1,079,200	Sapient Corp.	10,943,088
702,000	Take-Two Interactive Software, Inc.[1,2]	6,318,000
654,200	TeleTech Holdings, Inc.[1]	8,432,638
296,600	TNS, Inc.[1,2]	5,172,704

		69,077,521

Technology Hardware & Equipment — 7.3%
2,215,100	Brightpoint, Inc.[1]	15,505,700
572,200	Checkpoint Systems, Inc.[1]	9,933,392
567,600	CommScope, Inc.[1]	13,491,852
810,900	Intermec, Inc.[1,2]	8,311,725

		47,242,669

Total Information Technology		149,101,016

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2010

Shares		Value
Materials — 6.6%
468,100	A. Schulman, Inc.	$8,875,176
681,850	Calgon Carbon Corp.[1,2]	9,027,694
250,400	Carpenter Technology Corp.	8,220,632
305,821	Greif, Inc. — Class A2	16,985,298

Total Materials		43,108,800

Telecommunication Services — 3.2%
1,020,954	Syniverse Holdings, Inc.[1,2]	20,878,509

Total Telecommunication Services		20,878,509

Utilities — 1.2%
409,064	El Paso Electric Co.[1]	7,915,388

Total Utilities		7,915,388

Total Common Stock (Cost $632,165,800)		624,346,273

Short-Term Investments — 5.2%
16,790,322	BlackRock Liquidity Funds
	TempCash Portfolio — Institutional Series	16,790,322
16,790,322	BlackRock Liquidity Funds
	TempFund Portfolio — Institutional Series	16,790,322

Total Short-Term Investments (Cost $33,580,644)		33,580,644

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.1% (Cost $665,746,444)		657,926,917

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — 18.8%
26,917,087	Citibank Time Deposit	$26,917,087
17,496,014	Dexia Delaware Commercial Paper	17,496,014
33,646,321	Fortis Funding Commercial Paper	33,646,321
38,344,599	Institutional Money Market Trust	38,344,599
540,709	PNC Demand Deposit Account	540,709
5,383,410	Starbird Funding Commercial Paper	5,383,410

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $122,328,140)		122,328,140

Total Investments — 119.9% (Cost $788,074,584)		780,255,057	[3]
Liabilities in Excess of Other Assets — (19.9%)		(129,610,699)

Total Net Assets — 100.0%		$650,644,358

Summary of inputs used to value the Fund’s investments as of June 30, 2010 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$624,346,273	$624,346,273	—	—
Short-Term Investments	33,580,644	33,580,644	—	—
Short-Term Investments Held as Collateral for Loaned Securities	122,328,140	65,802,395	$56,525,745	—

Total	$780,255,057	$723,729,312	$56,525,745	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]

At June 30, 2010, the market value of securities on loan for the Small Cap Value Fund was $114,138,734. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

Shares		Value
Common Stock — 93.9%
Consumer Discretionary — 10.8%
Automobiles & Components — 1.8%
116,500	Lear Corp.[1]	$7,712,300

Consumer Durables & Apparel — 6.6%
61,000	Hasbro, Inc.	2,507,100
87,800	Mohawk Industries, Inc.[1,2]	4,017,728
275,000	Stanley Black & Decker, Inc.	13,893,000
213,800	Warnaco Group, Inc. (The)[1]	7,726,732

		28,144,560

Media — 2.4%
1,439,450	Interpublic Group of Cos., Inc. (The)[1,2]	10,263,278

Total Consumer Discretionary		46,120,138

Consumer Staples — 3.1%
Food, Beverage & Tobacco — 3.1%
107,300	Hansen Natural Corp.[1]	4,196,503
64,850	McCormick & Co., Inc.[2]	2,461,706
116,300	Ralcorp Holdings, Inc.[1]	6,373,240

Total Consumer Staples		13,031,449

Energy — 3.1%
305,550	Denbury Resources, Inc.[1]	4,473,252
356,100	Patterson-UTI Energy, Inc.	4,583,007
192,000	Rowan Cos., Inc.[1]	4,212,480

Total Energy		13,268,739

Financials — 16.9%
Banks — 11.2%
163,800	Comerica, Inc.	6,032,754
419,200	Fifth Third Bancorp	5,151,968
349,454	First Horizon National Corp.[1,2]	4,001,251
1,156,600	KeyCorp[2]	8,894,254
2,303,500	Popular, Inc.[1]	6,173,380
254,950	SunTrust Banks, Inc.[2]	5,940,335
516,400	TFS Financial Corp.	6,408,524
464,900	Umpqua Holdings Corp.[2]	5,337,052

		47,939,518

Diversified Financials — 2.7%
102,800	Affiliated Managers Group, Inc.[1]	6,247,156
193,500	Lazard Ltd. — Class A	5,168,385

		11,415,541

Real Estate — 3.0%
3,200	CB Richard Ellis Group, Inc. — Class A1	43,552
77,500	Jones Lang LaSalle, Inc.	5,087,100
176,900	Rayonier, Inc.	7,787,138

		12,917,790

Total Financials		72,272,849

Health Care — 9.3%
Health Care Equipment & Services — 7.4%
128,900	C.R. Bard, Inc.	9,993,617

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
310,750	CIGNA Corp.	$9,651,895
302,300	Cooper Cos., Inc. (The)[2]	12,028,517

		31,674,029

Pharmaceuticals, Biotechnology & Life Sciences — 1.9%
423,400	BioMarin Pharmaceutical, Inc.[1,2]	8,027,664

Total Health Care		39,701,693

Industrials — 15.2%
Capital Goods — 7.2%
358,600	Aecom Technology Corp.[1]	8,269,316
274,050	Brady Corp. — Class A	6,829,326
297,100	Moog, Inc. — Class A1	9,575,533
282,600	Quanta Services, Inc.[1,2]	5,835,690
1,200	Timken Co.	31,188

		30,541,053

Commercial & Professional Services — 7.2%
312,200	Avery Dennison Corp.	10,030,986
59,900	Dun & Bradstreet Corp.	4,020,488
323,200	Equifax, Inc.	9,068,992
176,200	Manpower, Inc.	7,608,316

		30,728,782

Transportation — 0.8%
350,100	Avis Budget Group, Inc.[1,2]	3,437,982

Total Industrials		64,707,817

Information Technology — 12.4%
Semiconductors & Semiconductor Equipment — 3.3%
1,555,940	LSI Corp.[1]	7,157,324
612,250	ON Semiconductor Corp.[1,2]	3,906,155
83,900	Veeco Instruments, Inc.[1,2]	2,876,092

		13,939,571

Software & Services — 7.2%
138,200	Alliance Data Systems Corp.[1,2]	8,225,664
184,650	BMC Software, Inc.[1]	6,394,430
855,950	Monster Worldwide, Inc.[1,2]	9,971,817
400,090	Parametric Technology Corp.[1]	6,269,410

		30,861,321

Technology Hardware & Equipment — 1.9%
332,250	CommScope, Inc.[1]	7,897,583

Total Information Technology		52,698,475

Materials — 11.6%
280,500	Albemarle Corp.	11,138,655
184,300	Bemis Co., Inc.	4,976,100
320,300	Calgon Carbon Corp.[1,2]	4,240,772
77,450	Celanese Corp. — Series A	1,929,280
124,850	FMC Corp.[2]	7,170,135
183,550	Greif, Inc. — Class A	10,194,367
148,200	International Flavors & Fragrances, Inc.	6,286,644

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2010

Shares		Value
Materials — (continued)
161,800	MeadWestvaco Corp.	$3,591,960

Total Materials		49,527,913

Telecommunication Services — 2.7%
569,000	Syniverse Holdings, Inc.[1]	11,636,050

Total Telecommunication Services		11,636,050

Utilities — 8.8%
433,750	American Water Works Co., Inc.	8,935,250
452,300	CMS Energy Corp.[2]	6,626,195
254,250	EQT Corp.	9,188,595
228,800	Northeast Utilities	5,829,824
592,600	NV Energy, Inc.	6,998,606

Total Utilities		37,578,470

Total Common Stock (Cost $409,582,000)		400,543,593

Short-Term Investments — 4.5%
9,488,972	BlackRock Liquidity Funds
	TempCash Portfolio — Institutional Series	9,488,972
9,488,972	BlackRock Liquidity Funds
	TempFund Portfolio — Institutional Series	9,488,972

Total Short-Term Investments (Cost $18,977,944)		18,977,944

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 98.4% (Cost $428,559,944)		419,521,537

Short-Term Investments Held As Collateral For Loaned Securities — 13.0%
12,231,255	Citibank Time Deposit	12,231,255
7,950,274	Dexia Delaware Commercial Paper	7,950,274
15,289,051	Fortis Funding Commercial Paper	15,289,051
17,423,972	Institutional Money Market Trust	17,423,972
245,701	PNC Demand Deposit Account	245,701
2,446,247	Starbird Funding Commercial Paper	2,446,247

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $55,586,500)		55,586,500

	Value
Total Investments — 111.4% (Cost $484,146,444)	$475,108,037	[3]
Liabilities in Excess of Other Assets — (11.4%).	(48,638,174)

Total Net Assets — 100.0%	$426,469,863

Summary of inputs used to value the Fund’s investments as of June 30, 2010 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$400,543,593	$400,543,593	—	—
Short-Term Investments	18,977,944	18,977,944	—	—
Short-Term Investments Held as Collateral for Loaned Securities	55,586,500	29,900,928	$25,685,572	—

Total	$475,108,037	$449,422,465	$25,685,572	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]

At June 30, 2010, the market value of securities on loan for the Small/Mid Cap Value Fund was $51,864,636. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

Shares		Value
Common Stock — 96.5%
Consumer Discretionary — 12.4%
Consumer Durables & Apparel — 7.0%
470,700	Hasbro, Inc.	$19,345,770
675,100	Mohawk Industries, Inc.[1,2]	30,892,576
4,684,850	Newell Rubbermaid, Inc.[2]	68,586,204
2,154,700	Stanley Black & Decker, Inc.	108,855,444

		227,679,994

Media — 5.4%
1,378,668	Omnicom Group, Inc.	47,288,312
4,039,900	Viacom, Inc. — Class B	126,731,663

		174,019,975

Total Consumer Discretionary		401,699,969

Consumer Staples — 5.9%
Food, Beverage & Tobacco — 5.9%
3,243,600	Coca-Cola Enterprises, Inc.	83,879,496
245,903	McCormick & Co., Inc.[2]	9,334,478
824,900	Mead Johnson Nutrition Co.	41,343,988
1,292,500	Molson Coors Brewing Co. — Class B	54,750,300

Total Consumer Staples		189,308,262

Energy — 6.1%
1,673,900	Baker Hughes, Inc.[2]	69,584,023
2,430,900	Denbury Resources, Inc.[1,2]	35,588,376
2,150,300	Nexen, Inc.	42,296,401
3,802,300	Weatherford International Ltd.[1]	49,962,222

Total Energy		197,431,022

Financials — 17.1%
Banks — 5.1%
4,059,200	Fifth Third Bancorp	49,887,568
9,885,400	Regions Financial Corp.[2]	65,045,932
2,085,500	SunTrust Banks, Inc.[2]	48,592,150

		163,525,650

Diversified Financials — 6.1%
1,053,800	Ameriprise Financial, Inc.	38,073,794
3,018,800	Invesco Ltd.[2]	50,806,404
2,363,600	NYSE Euronext	65,306,268
2,828,700	TD Ameritrade Holding Corp.[1]	43,279,110

		197,465,576

Insurance — 5.2%
853,845	AON Corp.	31,694,726
2,967,900	Unum Group[2]	64,403,430
4,549,900	XL Capital Ltd. — Class A	72,843,899

		168,942,055

Real Estate — 0.7%
1,726,700	CB Richard Ellis Group, Inc. —
	Class A1	23,500,387

Total Financials		553,433,668

Shares		Value
Health Care — 11.4%
Health Care Equipment & Services — 11.4%
1,017,837	C.R. Bard, Inc.	$78,912,903
3,231,200	St. Jude Medical, Inc.[1]	116,614,008
1,354,000	Stryker Corp.	67,781,240
1,967,900	Zimmer Holdings, Inc.[1]	106,364,995

Total Health Care		369,673,146

Industrials — 11.6%
Capital Goods — 6.5%
1,459,700	Cooper Industries PLC[3]	64,226,800
4,126,435	Tyco International Ltd.	145,374,305

		209,601,105

Commercial & Professional Services — 5.1%
2,259,300	Avery Dennison Corp.[2]	72,591,309
488,656	Dun & Bradstreet Corp.	32,798,591
1,355,544	Manpower, Inc.	58,532,390

		163,922,290

Total Industrials		373,523,395

Information Technology — 13.2%
Semiconductors & Semiconductor Equipment — 1.7%
12,110,968	LSI Corp.[1]	55,710,453

Software & Services — 10.6%
937,500	Alliance Data Systems Corp.[1,2]	55,800,000
1,080,800	Amdocs Ltd.[1]	29,019,480
2,085,034	BMC Software, Inc.[1]	72,204,727
1,107,400	Check Point Software Technologies Ltd.[1,2]	32,646,152
2,426,029	Parametric Technology Corp.[1,2]	38,015,875
2,370,400	Red Hat, Inc.[1,2]	68,599,376
3,081,554	Western Union Co. (The)	45,945,970

		342,231,580

Technology Hardware & Equipment — 0.9%
2,162,400	Seagate Technology[1,2]	28,197,696

Total Information Technology		426,139,729

Materials — 10.9%
1,301,950	Air Products & Chemicals, Inc.	84,379,379
1,028,000	Allegheny Technologies, Inc.[2]	45,427,320
721,300	Celanese Corp. — Series A	17,967,583
903,700	CF Industries Holdings, Inc.	57,339,765
3,639,900	Crown Holdings, Inc.[1]	91,143,096
975,900	FMC Corp.[2]	56,045,937

Total Materials		352,303,080

Utilities — 7.9%
2,279,920	American Electric Power Co., Inc. .	73,641,416
3,335,587	CMS Energy Corp.[2]	48,866,350
906,000	Entergy Corp.	64,887,720

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2010

Shares		Value
Utilities — (continued)
694,900	PPL Corp.	$17,337,755
1,054,000	Sempra Energy	49,316,660

Total Utilities		254,049,901

Total Common Stock
(Cost $3,082,680,147)		3,117,562,172

Short-Term Investments — 5.5%
89,413,748	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	89,413,748
89,413,748	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	89,413,748

Total Short-Term Investments (Cost $178,827,496)		178,827,496

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 102.0% (Cost $3,261,507,643)		3,296,389,668

Short-Term Investments Held As Collateral For Loaned Securities — 8.6%
60,851,658	Citibank Time Deposit	60,851,658
39,553,369	Dexia Delaware Commercial Paper	39,553,369
76,064,489	Fortis Funding Commercial Paper	76,064,489
86,685,921	Institutional Money Market Trust	86,685,921
1,222,385	PNC Demand Deposit Account	1,222,385
12,170,315	Starbird Funding Commercial Paper	12,170,315

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $276,548,137)		276,548,137

Total Investments — 110.6%
(Cost $3,538,055,780)		3,572,937,805	[4]
Liabilities in Excess of Other Assets — (10.6%).		(342,960,862)

Total Net Assets — 100.0%		$3,229,976,943

Summary of inputs used to value the Fund’s investments as of June 30, 2010 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$3,117,562,172	$3,117,562,172	—	—
Short-Term Investments	178,827,496	178,827,496	—	—
Short-Term Investments Held as Collateral for Loaned Securities	276,548,137	148,759,964	$127,788,173	—

Total	$3,572,937,805	$449,422,465	$127,788,173	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]

At June 30, 2010, the market value of securities on loan for the Mid Cap Value Fund was $260,578,523. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

Shares		Value
Common Stock — 105.2%
Consumer Discretionary — 13.9%
Automobiles & Components — 1.1%
17,300	Johnson Controls, Inc.	$464,851

Consumer Durables & Apparel — 3.7%
31,200	Stanley Black & Decker, Inc.	1,576,224

Consumer Services — 4.5%
36,600	Carnival Corp.	1,106,784
12,400	McDonald’s Corp.	816,788

		1,923,572

Media — 4.6%
62,700	Viacom, Inc. — Class B	1,966,899

Total Consumer Discretionary		5,931,546

Consumer Staples — 11.2%
Food & Staples Retailing — 2.7%
40,200	CVS Caremark Corp.	1,178,664

Food, Beverage & Tobacco — 8.5%
55,200	Coca-Cola Enterprises, Inc.	1,427,472
14,000	Kellogg Co.	704,200
12,400	Mead Johnson Nutrition Co.	621,488
14,500	PepsiCo, Inc.	883,775

		3,636,935

Total Consumer Staples		4,815,599

Energy — 10.4%
18,600	Baker Hughes, Inc.	773,202
20,700	Exxon Mobil Corp.	1,181,349
11,700	Occidental Petroleum Corp.	902,655
62,200	Talisman Energy, Inc.	944,196
49,700	Weatherford International Ltd.[1]	653,058

Total Energy		4,454,460

Financials — 17.1%
Banks — 5.2%
151,400	Regions Financial Corp.	996,212
47,800	Wells Fargo & Co.	1,223,680

		2,219,892

Diversified Financials — 8.1%
25,600	American Express Co.	1,016,320
75,300	Bank of America Corp.	1,082,061
47,000	Charles Schwab Corp. (The)	666,460
19,300	JPMorgan Chase & Co.	706,573

		3,471,414

Insurance — 3.8%
18,600	MetLife, Inc.	702,336
17,300	Prudential Financial, Inc.	928,318

		1,630,654

Total Financials		7,321,960

Health Care — 12.4%
Health Care Equipment & Services — 10.2%
25,100	Baxter International, Inc.	1,020,064

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
14,300	C.R. Bard, Inc.	$1,108,679
31,100	Covidien PLC[2]	1,249,598
19,900	Stryker Corp.	996,194

		4,374,535

Pharmaceuticals, Biotechnology & Life Sciences — 2.2%
27,800	Roche Holding AG, ADR[3]	953,540

Total Health Care		5,328,075

Industrials — 12.0%
Capital Goods — 10.0%
21,400	Cooper Industries PLC[2]	941,600
60,100	Tyco International Ltd.	2,117,323
19,000	United Technologies Corp.	1,233,290

		4,292,213

Commercial & Professional Services — 2.0%
20,000	Manpower, Inc.	863,600

Total Industrials		5,155,813

Information Technology — 18.8%
Semiconductors & Semiconductor Equipment — 1.1%
24,300	Intel Corp.	472,635

Software & Services — 13.3%
19,000	Accenture PLC — Class A2	734,350
27,400	BMC Software, Inc.[1]	948,862
2,790	Google, Inc. — Class A1	1,241,410
49,100	Microsoft Corp.	1,129,791
51,300	Western Union Co. (The)	764,883
62,330	Yahoo!, Inc.[1]	862,024

		5,681,320

Technology Hardware & Equipment — 4.4%
30,400	Cisco Systems, Inc.[1]	647,824
18,100	Hewlett-Packard Co.	783,368
35,900	Seagate Technology[1]	468,136

		1,899,328

Total Information Technology		8,053,283

Materials — 3.3%
18,600	Air Products & Chemicals, Inc.	1,205,466
7,000	Teck Resources Ltd. — Class B	207,060

Total Materials		1,412,526

Utilities — 6.1%
36,100	American Electric Power Co., Inc.	1,166,030
10,400	Entergy Corp.	744,848
15,300	Sempra Energy	715,887

Total Utilities		2,626,765

Total Common Stock (Cost $45,515,600)		45,100,027

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2010

Shares		Value
Short-Term Investments — 5.4%
1,166,024	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$1,166,024
1,166,024	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	1,166,024

Total Short-Term Investments (Cost $2,332,048)		2,332,048

Total Investments — 110.6% (Cost $47,847,648)		47,432,075
Liabilities in Excess of Other Assets — (10.6%) .		(4,563,744)

Total Net Assets — 100.0%		$42,868,331

Summary of inputs used to value the Fund’s investments as of June 30, 2010 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$45,100,027	$45,100,027	—	—
Short-Term
Investments	2,332,048	2,332,048	—	—

Total	$47,432,075	$47,432,075	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	ADR — American Depository Receipt.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENT

June 30, 2010

Shares		Value

Common Stock — 95.5%
Consumer Discretionary — 12.1%
Automobiles & Components — 1.6%
4,350	Lear Corp.[1]	$287,970

Consumer Durables & Apparel — 3.2%
11,100	Stanley Black & Decker, Inc.	560,772

Media — 5.2%
56,700	Interpublic Group of Cos., Inc. (The)[1]	404,271
16,900	Viacom, Inc. — Class B	530,153

		934,424

Retailing — 2.1%
15,800	Group 1 Automotive, Inc.[1]	371,774

Total Consumer Discretionary		2,154,940

Consumer Staples — 5.3%
Food, Beverage & Tobacco — 5.3%
17,350	Coca-Cola Enterprises, Inc.	448,671
5,000	Kellogg Co.	251,500
4,400	Ralcorp Holdings, Inc.[1]	241,120

Total Consumer Staples		941,291

Energy — 7.6%
11,100	Baker Hughes, Inc.	461,427
10,400	Rowan Cos., Inc.[1]	228,176
23,350	Talisman Energy, Inc.	354,453
23,650	Weatherford International Ltd.[1]	310,761

Total Energy		1,354,817

Financials — 16.6%
Banks — 5.8%
59,200	KeyCorp	455,248
48,100	Regions Financial Corp.	316,498
10,400	Wells Fargo & Co.	266,240

		1,037,986

Diversified Financials — 8.8%
30,350	Bank of America Corp.	436,130
14,050	Invesco Ltd.	236,461
9,300	JPMorgan Chase & Co.	340,473
8,300	Lazard Ltd. — Class A	221,693
22,250	TD Ameritrade Holding Corp.[1]	340,425

		1,575,182

Insurance — 2.0%
6,450	Prudential Financial, Inc.	346,107

Total Financials		2,959,275

Health Care — 10.9%
Health Care Equipment & Services — 6.2%
4,650	C.R. Bard, Inc.	360,515
9,700	Cooper Cos., Inc. (The)	385,963
7,200	Stryker Corp.	360,432

		1,106,910

Shares		Value

Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.7%
19,050	BioMarin Pharmaceutical, Inc.[1]	$361,188
13,650	Roche Holding AG, ADR[2]	468,195

		829,383

Total Health Care		1,936,293

Industrials — 16.1%
Capital Goods — 12.0%
10,750	Brady Corp. — Class A	267,890
6,100	Cooper Industries PLC[3]	268,400
12,200	Moog, Inc. — Class A1	393,206
21,200	Tyco International Ltd.	746,876
7,150	United Technologies Corp.	464,106

		2,140,478

Commercial & Professional Services — 4.1%
17,450	Geo Group, Inc. (The)[1]	362,088
8,600	Manpower, Inc.	371,348

		733,436

Total Industrials		2,873,914

Information Technology — 15.6%
Semiconductors & Semiconductor Equipment — 3.4%
13,500	Intel Corp.	262,575
75,550	LSI Corp.[1]	347,530

		610,105

Software & Services — 7.9%
7,200	Accenture PLC — Class A3	278,280
5,500	Alliance Data Systems Corp.[1]	327,360
10,100	BMC Software, Inc.[1]	349,763
38,400	Monster Worldwide, Inc.[1]	447,360

		1,402,763

Technology Hardware & Equipment — 4.3%
13,700	CommScope, Inc.[1]	325,649
6,700	Hewlett-Packard Co.	289,976
11,850	Seagate Technology[1]	154,524

		770,149

Total Information Technology		2,783,017

Materials — 4.4%
6,150	Air Products & Chemicals, Inc.	398,581
15,400	Crown Holdings, Inc.[1]	385,616

Total Materials		784,197

Telecommunication Services — 3.0%
25,850	Syniverse Holdings, Inc.[1]	528,633

Total Telecommunication Services		528,633

Utilities — 3.9%
12,200	American Electric Power Co., Inc.	394,060

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2010

Shares		Value
Utilities — (continued)
4,350	Entergy Corp.	$311,547

Total Utilities		705,607

Total Common Stock (Cost $17,785,383)		17,021,984

Short-Term Investments — 6.0%
529,701	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	529,701
529,700	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	529,700

Total Short-Term Investments (Cost $1,059,401)		1,059,401

Total Investments — 101.5% (Cost $18,844,784)		18,081,385
Liabilities in Excess of Other Assets — (1.5%) .		(264,243)

Total Net Assets — 100.0%		$17,817,142

Summary of inputs used to value the Fund’s investments as of June 30, 2010 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$17,021,984	$17,021,984	—	—
Short-Term
Investments	1,059,401	1,059,401	—	—

Total	$18,081,385	$18,081,385	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

Shares		Value
Common Stock — 93.7%
Bermuda — 3.1%
47,850	Seadrill Ltd.	$863,116
44,100	XL Capital Ltd. — Class A	706,041

Total Bermuda		1,569,157

Brazil — 10.8%
98,600	All America Latina Logistica SA	770,774
89,100	Cosan SA Industria e Comercio[1]	1,110,665
90,300	Diagnosticos da America SA	849,470
97,800	PDG Realty SA Empreendimentos e
	Participacoes	819,244
25,150	Petroleo Brasileiro SA, ADR[2]	863,148
50,800	Vale SA, ADR[2]	1,067,816

Total Brazil		5,481,117

Canada — 5.8%
31,500	Pacific Rubiales Energy Corp.[1]	706,017
28,700	Suncor Energy, Inc.	844,649
48,700	Talisman Energy, Inc.	736,527
21,300	Teck Resources Ltd. — Class B	629,866

Total Canada		2,917,059

France — 2.6%
10,810	Technip SA	620,018
4,160	Vallourec SA	717,237

Total France		1,337,255

Germany — 1.4%
6,945	Linde AG	730,267

Total Germany		730,267

Hong Kong — 1.5%
630,000	Noble Group Ltd.	761,471

Total Hong Kong		761,471

Indonesia — 1.4%
169,500	Indo Tambangraya Megah PT	689,205

Total Indonesia		689,205

Ireland — 2.3%
13,400	Accenture PLC — Class A3	517,910
67,750	Charter International PLC[3]	633,786

Total Ireland		1,151,696

Israel — 1.0%
158,600	Makhteshim-Agan Industries Ltd.	529,249

Total Israel.		529,249

Japan — 8.4%
36,300	Bridgestone Corp.	573,982
47,000	JGC Corp.	713,189
48,200	Komatsu Ltd.	867,895
38,000	Nikon Corp.	654,885
19,500	Santen Pharmaceutical Co. Ltd.	702,613
55,600	Shinko Electric Industries Co. Ltd.	722,542

Total Japan		4,235,106

Shares		Value
Netherlands — 1.4%
28,395	Imtech N.V.	$730,845

Total Netherlands		730,845

Norway — 1.5%
79,200	DnB NOR ASA	761,762

Total Norway		761,762

Singapore — 2.7%
261,000	SembCorp Marine Ltd.	713,240
157,000	Wilmar International Ltd.	642,374

Total Singapore		1,355,614

South Africa — 2.0%
44,365	Impala Platinum Holdings Ltd.	1,032,554

Total South Africa		1,032,554

Switzerland — 3.0%
2,995	Syngenta AG	691,893
23,000	Tyco International Ltd.	810,290

Total Switzerland		1,502,183

United Arab Emirates — 1.6%
134,175	Dragon Oil PLC[1,3]	813,986

Total United Arab Emirates		813,986

United Kingdom — 11.4%
68,068	Antofagasta PLC[3]	791,946
113,615	Cairn Energy PLC[1,3]	697,983
45,335	Diageo PLC[3]	712,118
57,100	Serco Group PLC[3]	498,653
39,590	Standard Chartered PLC[3]	964,032
67,220	Travis Perkins PLC[3]	731,228
50,620	Weir Group PLC (The)[3]	777,660
29,970	Whitbread PLC[3]	625,863

Total United Kingdom		5,799,483

United States — 31.8%
48,400	Bank of America Corp.	695,508
16,750	BMC Software, Inc.[1]	580,052
8,450	C.R. Bard, Inc.	655,129
23,700	Carnival Corp.	716,688
25,900	Coca-Cola Enterprises, Inc.	669,774
21,700	CommScope, Inc.[1]	515,809
25,500	Crown Holdings, Inc.[1]	638,520
14,750	CVS Caremark Corp.	432,470
1,700	Google, Inc. — Class A1	756,415
14,200	Greif, Inc. — Class A	788,668
12,700	Hewlett-Packard Co.	549,656
65,900	KeyCorp	506,771
132,600	LSI Corp.[1]	609,960
10,700	Manpower, Inc.	462,026
29,600	Microsoft Corp.	681,096
53,600	Monster Worldwide, Inc.[1]	624,440
10,300	Prudential Financial, Inc.	552,698
14,500	St. Jude Medical, Inc.[1]	523,305
17,500	Stanley Black & Decker, Inc.	884,100

See accompanying notes.	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2010

Shares		Value
United States — (continued)
42,600	Syniverse Holdings, Inc.[1]	$871,170
8,700	United Technologies Corp.	564,717
27,300	Viacom, Inc. — Class B	856,401
29,400	Wells Fargo & Co.	752,640
37,100	Western Union Co. (The)	553,161
12,200	Zimmer Holdings, Inc.[1]	659,410

Total United States		16,100,584

Total Common Stock (Cost $51,528,995)		47,498,593

Preferred Stock — 4.5%
Brazil — 4.5%
33,700	Itau Unibanco Holding SA	607,534
17,900	Ultrapar Participacoes SA	853,845
29,700	Usinas Siderurgicas de Minas Gerais SA	794,742

Total Brazil		2,256,121

Total Preferred Stock (Cost $2,199,305)		2,256,121

Short-Term Investments — 3.2%
809,357	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	809,357
809,356	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	809,356

Total Short-Term Investments (Cost $1,618,713)		1,618,713

Total Investments — 101.4% (Cost $55,347,013)		51,373,427
Liabilities in Excess of Other Assets — (1.4%)		(705,886)

Total Net Assets — 100.0%		$50,667,541

Summary of inputs used to value the Fund’s investments as of June 30, 2010 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Bermuda	$ 1,569,157	$706,041	$863,116	—
Brazil	5,481,117	5,481,117	—	—
Canada	2,917,059	2,917,059	—	—
France	1,337,255	—	1,337,255	—
Germany	730,267	—	730,267	—
Hong Kong	761,471	—	761,471	—
Indonesia	689,205	—	689,205	—
Ireland	1,151,696	517,910	633,786	—
Israel	529,249	—	529,249	—
Japan	4,235,106	—	4,235,106	—
Netherlands	730,845	—	730,845	—
Norway	761,762	—	761,762	—
Singapore	1,355,614	—	1,355,614	—
South Africa	1,032,554	—	1,032,554	—
Switzerland	1,502,183	810,290	691,893	—
United Arab Emirates	813,986	—	813,986	—
United Kingdom	5,799,483	—	5,799,483	—
United States	16,100,584	16,100,584	—	—
Preferred Stock
Brazil	2,256,121	2,256,121	—	—
Short-Term
Investments	1,618,713	1,618,713	—	—

Total	$51,373,427	$30,407,835	$20,965,592	—

The Fund had no transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

Shares		Value
Common Stock — 91.6%
Bermuda — 1.7%
6,950	Seadrill Ltd.	$125,364

Total Bermuda		125,364

Brazil — 13.5%
13,600	All America Latina Logistica SA	106,314
7,720	BRF-Brasil Foods SA	101,451
12,700	Cosan SA Industria e Comercio[1]	158,310
13,200	Diagnosticos da America SA	124,175
7,420	Hypermarcas SA1	95,165
14,300	PDG Realty SA Empreendimentos e Participacoes	119,787
4,100	Petroleo Brasileiro SA, ADR[2]	140,712
6,940	Vale SA, ADR[2]	145,879

Total Brazil		991,793

Canada — 5.8%
4,600	Pacific Rubiales Energy Corp.[1]	103,101
4,320	Suncor Energy, Inc.	127,139
7,000	Talisman Energy, Inc.	105,866
3,100	Teck Resources Ltd. — Class B	91,671

Total Canada		427,777

China — 1.0%
18,600	China Pacific Insurance Group Co. Ltd.	73,590

Total China		73,590

Finland — 2.9%
2,850	Outotec OYJ	88,639
6,000	Sampo OYJ	126,502

Total Finland		215,141

France — 3.5%
4,910	AXA SA	75,011
1,520	Technip SA	87,181
575	Vallourec SA	99,137

Total France		261,329

Germany — 5.6%
1,790	Adidas AG	86,663
1,630	Fresenius SE	108,056
1,010	Linde AG	106,201
5,445	Symrise AG	112,427

Total Germany		413,347

Hong Kong — 1.5%
92,454	Noble Group Ltd.	111,748

Total Hong Kong		111,748

India — 1.4%
4,730	Punjab National Bank Ltd.[1]	106,209

Total India		106,209

Shares		Value
Indonesia — 1.3%
23,000	Indo Tambangraya Megah PT	$93,520

Total Indonesia		93,520

Ireland — 4.0%
11,830	Charter International PLC[3]	110,667
4,575	DCC PLC[3]	103,547
2,990	Kerry Group PLC — Class A3	82,999

Total Ireland		297,213

Israel — 1.3%
28,185	Makhteshim-Agan Industries Ltd.	94,053

Total Israel		94,053

Japan — 14.6%
5,300	Bridgestone Corp.	83,805
6,300	Capcom Co. Ltd.	101,589
3,200	Honda Motor Co. Ltd.	93,993
7,000	JGC Corp.	106,220
6,900	Komatsu Ltd.	124,242
5,000	Nikon Corp.	86,169
3,590	Santen Pharmaceutical Co. Ltd.	129,353
5,500	Seiko Epson Corp.	71,083
1,600	Shin-Etsu Chemical Co. Ltd.	74,392
8,400	Shinko Electric Industries Co. Ltd.	109,161
700	SMC Corp.	93,640

Total Japan		1,073,647

Luxembourg — 1.5%
3,150	Tenaris SA, ADR[2]	109,022

Total Luxembourg		109,022

Netherlands — 1.5%
4,260	Imtech N.V.	109,646

Total Netherlands		109,646

Norway — 1.5%
11,400	DnB NOR ASA	109,647

Total Norway		109,647

Singapore — 2.6%
38,000	SembCorp Marine Ltd.	103,843
21,000	Wilmar International Ltd.	85,923

Total Singapore		189,766

South Africa — 3.1%
6,120	Impala Platinum Holdings Ltd.	142,437
3,860	Tiger Brands Ltd.	85,356

Total South Africa		227,793

Switzerland — 2.3%
1,905	Credit Suisse Group AG	71,623
415	Syngenta AG	95,871

Total Switzerland		167,494

United Arab Emirates — 1.6%
19,255	Dragon Oil PLC[1,3]	116,812

Total United Arab Emirates		116,812

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2010

Shares		Value
United Kingdom — 19.4%
8,305	AMEC PLC[3]	$101,747
9,383	Antofagasta PLC[3]	109,168
20,400	Ashmore Group PLC[3]	73,607
18,881	Cairn Energy PLC[1,3]	115,994
6,825	Croda International PLC[3]	102,279
5,975	Diageo PLC[3]	93,855
69,440	Hays PLC[3]	94,737
2,960	Next PLC[3]	88,251
8,245	Serco Group PLC[3]	72,003
6,930	Smiths Group PLC[3]	110,331
6,045	Standard Chartered PLC[3]	147,198
9,260	Travis Perkins PLC[3]	100,732
7,260	Weir Group PLC (The)[3]	111,533
5,150	Whitbread PLC[3]	107,547

Total United Kingdom		1,428,982

Total Common Stock (Cost $6,683,015)		6,743,893

Preferred Stock — 4.4%
Brazil — 4.4%
5,000	Itau Unibanco Holding SA	90,139
2,590	Ultrapar Participacoes SA	123,545
4,100	Usinas Siderurgicas de Minas Gerais SA	109,712

Total Brazil		323,396

Total Preferred Stock (Cost $300,661)		323,396

Short-Term Investments — 5.0%
182,346	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	182,346
182,346	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	182,346

Total Short-Term Investments (Cost $364,692)		364,692

Total Investments — 101.0% (Cost $7,348,368)		7,431,981
Liabilities in Excess of Other Assets — (1.0%) .		(73,635)

Total Net Assets — 100.0%		$7,358,346

Summary of inputs used to value the Fund’s investments as of June 30, 2010 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Bermuda	$125,364	—	$125,364	—
Brazil	991,793	$991,793	—	—
Canada	427,777	427,777	—	—
China	73,590	—	73,590	—
Finland	215,141	—	215,141	—
France	261,329	—	261,329	—
Germany	413,347	—	413,347	—
Hong Kong	111,748	—	111,748	—
India	106,209	—	106,209	—
Indonesia	93,520	—	93,520	—
Ireland	297,213	82,999	214,214	—
Israel	94,053	—	94,053	—
Japan	1,073,647	93,993	979,654	—
Luxembourg	109,022	109,022	—	—
Netherlands	109,646	—	109,646	—
Norway	109,647	—	109,647	—
Singapore	189,766	—	189,766	—
South Africa	227,793	—	227,793	—
Switzerland	167,494	—	167,494	—
United Arab Emirates	116,812	—	116,812	—
United Kingdom	1,428,982	—	1,428,982	—
Preferred Stock
Brazil	323,396	323,396	—	—
Short-Term Investments	364,692	364,692	—	—

Total	$7,431,981	$2,393,672	$5,038,309	—

The Fund did not have significant transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2010

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund
ASSETS:
Investments
Investments, at cost	$788,074,584	$484,146,444	$3,538,055,780	$47,847,648
Net unrealized appreciation (depreciation)	(7,819,527)	(9,038,407)	34,882,025	(415,573)

Total investments, at value	780,255,057	475,108,037	3,572,937,805	47,432,075
Receivable for fund shares sold	468,285	11,721,519	6,004,022	—
Receivable for securities sold	4,276,881	2,216,738	18,673,217	589,473
Dividends and interest receivable	144,179	209,837	2,924,554	50,923
Other assets	25,131	16,044	105,609	10,042

Total assets	785,169,533	489,272,175	3,600,645,207	48,082,513

LIABILITIES:
Obligation to return securities lending collateral	122,328,140	55,586,500	276,548,137	—
Payable for fund shares redeemed	264,038	147,822	17,462,957	4,308,256
Payable for securities purchased	11,353,798	6,686,507	73,902,116	819,424
Accrued advisory fee	422,064	265,690	1,951,799	30,366
Audit fee	35,075	36,875	35,075	36,875
Other accrued expenses	122,060	78,918	768,180	19,261

Total liabilities	134,525,175	62,802,312	370,668,264	5,214,182

NET ASSETS	$650,644,358	$426,469,863	$3,229,976,943	$42,868,331

COMPONENTS OF NET ASSETS
Paid-in-capital	$707,761,538	$469,579,204	$3,870,884,258	$50,875,587
Undistributed (distributions in excess of) net investment income	(1,504)	298,423	5,737,400	68,427
Accumulated net realized loss on investments	(49,296,149)	(34,369,357)	(681,526,740)	(7,660,110)
Net unrealized appreciation (depreciation) of investments	(7,819,527)	(9,038,407)	34,882,025	(415,573)

NET ASSETS	$650,644,358	$426,469,863	$3,229,976,943	$42,868,331

NET ASSETS BY SHARE CLASS
Investor Shares	$142,221,217	$43,928,911	$1,379,248,508	$16,065,004
Institutional Shares	508,423,141	382,540,952	1,850,728,435	26,803,327

NET ASSETS	$650,644,358	$426,469,863	$3,229,976,943	$42,868,331

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	8,366,931	3,836,654	62,260,096	1,944,215
Institutional Shares	28,386,395	33,151,416	82,157,866	3,234,247
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$17.00	$11.45	$22.15	$8.26
Institutional Shares	$17.91	$11.54	$22.53	$8.29

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2010

	All Cap Value Fund	Global Opportunity Fund	International Opportunity Fund
ASSETS:
Investments
Investments, at cost	$18,844,784	$55,347,013	$7,348,368
Net unrealized appreciation (depreciation)	(763,399)	(3,973,586)	83,613

Total investments, at value	18,081,385	51,373,427	7,431,981
Currencies
Foreign currencies, at cost	—	46	84
Net unrealized depreciation	—	—	(34)

Total foreign currencies, at value	—	46	50
Cash	1	1	—
Receivable for fund shares sold	110,421	89,215	—
Receivable for securities sold	—	—	137,721
Receivable from Adviser	—	—	9,835
Dividends and interest receivable	9,211	126,941	22,694
Other assets	5,443	5,846	5,237

Total assets	18,206,461	51,595,476	7,607,518

LIABILITIES:
Payable for fund shares redeemed	86,350	3	—
Payable for securities purchased	263,346	847,325	200,702
Deferred Foreign Capital Gain Tax	—	—	655
Accrued advisory fee	11,534	26,098	—
Audit fee	18,150	33,250	33,250
Other accrued expenses	9,939	21,259	14,565

Total liabilities	389,319	927,935	249,172

NET ASSETS	$17,817,142	$50,667,541	$7,358,346

COMPONENTS OF NET ASSETS
Paid-in-capital	$21,249,134	$54,251,947	$6,967,958
Distributions in excess of net investment income	(13)	(104,011)	(8,218)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,668,580)	491,975	315,528
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(763,399)	(3,972,370)	83,078

NET ASSETS	$17,817,142	$50,667,541	$7,358,346

NET ASSETS BY SHARE CLASS
Investor Shares	$12,016,458	$1,497,032	$2,308,899
Institutional Shares	5,800,684	49,170,509	5,049,447

NET ASSETS	$17,817,142	$50,667,541	$7,358,346

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	1,531,291	113,452	177,559
Institutional Shares	737,166	3,711,416	387,436
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$7.85	$13.20	$13.00
Institutional Shares	$7.87	$13.25	$13.03

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2010

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund
INVESTMENT INCOME
Dividends	$ 4,365,067	$ 4,124,661	$ 46,306,949	$ 913,358
Interest	104,131	117	1,531	21
Securities lending income	25,278	19,197	134,376	—
Foreign tax withheld	—	—	(61,451)	(23,646)

Total investment income	4,494,476	4,143,975	46,381,405	889,733

EXPENSES
Investment advisory fees	4,854,988	2,920,376	23,974,009	470,840
Administration and accounting fees	141,718	91,035	714,243	20,279
Custody fees	43,149	40,241	140,197	17,893
Transfer Agent fees	167,628	155,097	1,191,858	52,989
Shareholder reports	62,212	38,965	534,508	6,288
Shareholder services - Investor Shares	372,441	120,736	3,800,825	49,241
Trustee fees and expenses	50,777	29,954	299,101	5,651
Compliance services	10,515	6,329	56,450	1,026
Distribution fees - Advisor Shares	—	—	—	36
Registration fees	33,500	43,697	34,597	44,970
Audit fees	37,450	38,425	36,625	39,251
Legal fees	31,483	18,857	172,530	3,048
Miscellaneous	39,613	24,043	222,656	4,805

Total expenses	5,845,474	3,527,755	31,177,599	716,317
Distribution fees waived - Advisor Shares	—	—	—	(36)
Expenses waived/reimbursed	—	—	—	(12,342)

Net expenses	5,845,474	3,527,755	31,177,599	703,939

NET INVESTMENT INCOME (LOSS)	(1,350,998)	616,220	15,203,806	185,794

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from: Investments	98,878,765	49,782,050	278,085,673	7,412,005
Net change in unrealized appreciation (depreciation) on: Investments	(29,416,384)	(12,603,546)	11,379,707	(3,083,352)

Net realized and unrealized gain on investments	69,462,381	37,178,504	289,465,380	4,328,653

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,111,383	$ 37,794,724	$304,669,186	$ 4,514,447

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2010

	All Cap Value Fund	Global Opportunity Fund	International Opportunity Fund
INVESTMENT INCOME
Dividends	$ 151,728	$ 552,739	$ 124,338
Interest	32	—	—
Foreign tax withheld	(4,845)	(47,316)	(10,280)

Total investment income	146,915	505,423	114,058

EXPENSES
Investment advisory fees	134,831	207,468	45,210
Administration and accounting fees	9,677	37,191	41,306
Custody fees	8,969	52,733	52,873
Transfer Agent fees	43,321	37,479	36,644
Shareholder reports	1,462	2,777	716
Shareholder services - Investor Shares	22,329	3,254	4,551
Trustee fees and expenses	939	773	306
Compliance services	226	356	81
Distribution fees - Advisor Shares	36	—	—
Registration fees	40,866	28,938	28,883
Audit fees	17,225	38,050	38,050
Legal fees	647	1,048	191
Miscellaneous	1,678	1,935	1,173

Total expenses	282,206	412,002	249,984
Distribution fees waived - Advisor Shares	(36)	—	—
Expenses waived/reimbursed	(82,432)	(120,598)	(182,641)

Net expenses	199,738	291,404	67,343

NET INVESTMENT INCOME (LOSS)	(52,823)	214,019	46,715

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	657,465	721,987	476,910
Foreign currency transactions	—	(317,970)	(54,834)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency	(915,945)	(4,308,657)	(196,841)

Net realized and unrealized gain (loss) on investments and foreign currency	(258,480)	(3,904,640)	225,235

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(311,303)	$(3,690,621)	$ 271,950

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Value Fund
	Year Ended June 30, 2010	Year Ended June 30, 2009
NET ASSETS - BEGINNING OF YEAR	$474,101,920	$562,037,825

OPERATIONS
Net investment income (loss)	(1,350,998)	1,775,006
Net realized gain (loss) from investments	98,878,765	(119,655,005)
Net change in unrealized appreciation (depreciation) on investments	(29,416,384)	6,535,032

Net increase (decrease) in net assets resulting from operations	68,111,383	(111,344,967)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	(218,245)
Net investment income - Institutional Shares	—	(1,556,761)
Return of capital - Investor Shares	—	(341,457)
Return of capital - Institutional Shares	—	(850,468)

Total distributions to shareholders	—	(2,966,931)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	43,558,759	25,246,301
Sale of shares - Institutional Shares	208,854,143	99,417,856
Reinvestment of distributions - Investor Shares	—	488,319
Reinvestment of distributions - Institutional Shares	—	2,292,420
Redemption of shares- Investor Shares	(39,813,853)	(38,073,284)
Redemption of shares - Institutional Shares	(104,167,994)	(62,995,619)

Net increase from capital share transactions	108,431,055	26,375,993

Total increase (decrease) in net assets	176,542,438	(87,935,905)

NET ASSETS - END OF YEAR	$650,644,358	$474,101,920

Distributions in excess of net investment income	$(1,504)	$(1,504)

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small/Mid Cap Value Fund
	Year Ended June 30, 2010	Year Ended June 30, 2009
NET ASSETS - BEGINNING OF YEAR	$301,704,421	$281,437,231

OPERATIONS
Net investment income	616,220	1,223,445
Net realized gain (loss) from investments	49,782,050	(75,994,873)
Net change in unrealized appreciation (depreciation) on investments	(12,603,546)	7,599,763

Net increase (decrease) in net assets resulting from operations	37,794,724	(67,171,665)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	(374,817)
Net investment income - Institutional Shares	(381,235)	(1,301,129)

Total distributions to shareholders	(381,235)	(1,675,946)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	30,300,187	45,042,896
Sale of shares - Institutional Shares	157,469,171	135,384,977
Reinvestment of distributions - Investor Shares	—	63,359
Reinvestment of distributions - Institutional Shares	318,029	1,098,984
Redemption of shares- Investor Shares	(43,372,598)	(54,195,920)
Redemption of shares - Institutional Shares	(57,362,836)	(38,279,495)

Net increase from capital share transactions	87,351,953	89,114,801

Total increase in net assets	124,765,442	20,267,190

NET ASSETS - END OF YEAR	$426,469,863	$301,704,421

Undistributed net investment income	$298,423	$63,438

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Value Fund
	Year Ended June 30, 2010	Year Ended June 30, 2009
NET ASSETS - BEGINNING OF YEAR	$3,004,992,606	$4,252,347,754

OPERATIONS
Net investment income	15,203,806	25,740,073
Net realized gain (loss) from investments	278,085,673	(951,962,150)
Net change in unrealized appreciation (depreciation) on investments	11,379,707	(45,830,373)

Net increase (decrease) in net assets resulting from operations	304,669,186	(972,052,450)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(4,589,621)	(14,874,757)
Net investment income - Institutional Shares	(9,397,909)	(22,851,925)

Total distributions to shareholders	(13,987,530)	(37,726,682)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	410,162,620	612,786,097
Sale of shares - Institutional Shares	582,269,965	610,282,520
Reinvestment of distributions - Investor Shares	4,503,314	14,326,501
Reinvestment of distributions - Institutional Shares	7,271,326	17,948,728
Redemption of shares - Investor Shares	(527,862,304)	(465,682,893)
Redemption of shares - Institutional Shares	(542,042,240)	(1,027,236,969)

Net decrease from capital share transactions	(65,697,319)	(237,576,016)

Total increase (decrease) in net assets	224,984,337	(1,247,355,148)

NET ASSETS - END OF YEAR	$3,229,976,943	$3,004,992,606

Undistributed net investment income	$5,737,400	$4,521,124

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Opportunity Fund
	Year Ended June 30, 2010	Year Ended June 30, 2009
NET ASSETS - BEGINNING OF YEAR	$58,046,579	$45,137,243

OPERATIONS
Net investment income	185,794	486,390
Net realized gain (loss) from investments	7,412,005	(12,754,487)
Net change in unrealized appreciation (depreciation) on investments	(3,083,352)	2,126,148

Net increase (decrease) in net assets resulting from operations	4,514,447	(10,141,949)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(88,646)	(76,581)
Net investment income - Institutional Shares	(306,228)	(260,567)
Net investment income - Advisor Shares	—	(146)

Total distributions to shareholders	(394,874)	(337,294)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	2,998,676	5,718,126
Sale of shares - Institutional Shares	19,970,585	26,498,362
Reinvestment of distributions - Investor Shares	71,828	65,705
Reinvestment of distributions - Institutional Shares	166,125	149,262
Reinvestment of distributions - Advisor Shares[1]	—	146
Redemption of shares- Investor Shares	(6,522,917)	(3,734,331)
Redemption of shares - Institutional Shares	(35,961,251)	(5,308,691)
Redemption of shares - Advisor Shares[1]	(20,867)	—

Net increase (decrease) from capital share transactions	(19,297,821)	23,388,579

Total increase (decrease) in net assets	(15,178,248)	12,909,336

NET ASSETS - END OF YEAR	$42,868,331	$58,046,579

Undistributed net investment income	$68,427	$277,507

[1]	Advisor Shares liquidated effective October 28, 2009. See Note 1 in Notes to Financial Statements.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	All Cap Value Fund
	Year Ended June 30, 2010	Year Ended June 30, 2009
NET ASSETS - BEGINNING OF YEAR	$8,392,971	$8,138,887

OPERATIONS
Net investment income (loss)	(52,823)	18,878
Net realized gain (loss) from investments	657,465	(2,892,312)
Net change in unrealized appreciation (depreciation) on investments	(915,945)	428,730

Net decrease in net assets resulting from operations	(311,303)	(2,444,704)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(6,277)	—
Net investment income - Institutional Shares	(7,442)	(12,731)
Net investment income - Advisor Shares	—	(58)
Return of Capital - Investor Shares	(93)	—
Return of Capital - Institutional Shares	(111)	—

Total distributions to shareholders	(13,923)	(12,789)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	8,583,896	643,545
Sale of shares - Institutional Shares	2,457,154	3,021,558
Sale of shares - Advisor Shares[1]	—	82
Reinvestment of distributions - Investor Shares	5,669	—
Reinvestment of distributions - Institutional Shares	7,399	11,931
Reinvestment of distributions - Advisor Shares[1]	—	58
Redemption of shares- Investor Shares	(942,121)	(392,965)
Redemption of shares - Institutional Shares	(341,808)	(572,632)
Redemption of shares - Advisor Shares[1]	(20,792)	—

Net increase from capital share transactions	9,749,397	2,711,577

Total increase in net assets	9,424,171	254,084

NET ASSETS - END OF YEAR	$17,817,142	$8,392,971

Undistributed (distributions in excess of) net investment income	$(13)	$13,706

[1]	Advisor Shares liquidated effective October 28, 2009. See Note 1 in Notes to Financial Statements.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Opportunity Fund
	Year Ended June 30, 2010	For the Period December 31, 2008[1] through June 30, 2009
NET ASSETS - BEGINNING OF PERIOD.	$2,306,945	$—

OPERATIONS
Net investment income	214,019	13,140
Net realized gain (loss) from investments and foreign currency	404,017	(18,782)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(4,308,657)	336,287

Net increase (decrease) in net assets resulting from operations	(3,690,621)	330,645

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	—
Net investment income - Institutional Shares	(3,807)	—
Net realized gains on investments - Investor Shares	(14,910)	—
Net realized gains on investments - Institutional Shares	(205,713)	—

Total distributions to shareholders	(224,430)	—

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	525,200	801,300
Sale of shares - Institutional Shares	52,249,123	1,175,000
Reinvestment of distributions - Investor Shares	14,316	—
Reinvestment of distributions - Institutional Shares	92,474	—
Redemption of shares - Investor Shares	(61,007)	—
Redemption of shares - Institutional Shares	(544,742)	—
Redemption fee - Investor Shares	13	—
Redemption fee - Institutional Shares	270	—

Net increase from capital share transactions	52,275,647	1,976,300

Total increase in net assets	48,360,596	2,306,945

NET ASSETS - END OF PERIOD	$50,667,541	$2,306,945

Undistributed (distributions in excess of) net investment income	$(104,011)	$3,747

1 Commencement of operations.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	International Opportunity Fund
	Year Ended June 30, 2010	For the Period December 31, 2008[1] through June 30, 2009
NET ASSETS - BEGINNING OF PERIOD	$3,166,458	$—

OPERATIONS
Net investment income	46,715	27,482
Net realized gain (loss) from investments and foreign currency	422,076	(27,559)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(196,841)	279,919

Net increase in net assets resulting from operations	271,950	279,842

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(4,410)	—
Net investment income - Institutional Shares	(11,106)	—
Net realized gains on investments - Investor Shares	(55,583)	—
Net realized gains on investments - Institutional Shares	(90,305)	—

Total distributions to shareholders	(161,404)	—

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	1,505,903	883,224
Sale of shares - Institutional Shares	2,765,008	2,003,392
Reinvestment of distributions - Investor Shares	58,723	—
Reinvestment of distributions - Institutional Shares	97,711	—
Redemption of shares - Investor Shares	(300,492)	—
Redemption of shares - Institutional Shares	(45,511)	—

Net increase from capital share transactions	4,081,342	2,886,616

Total increase in net assets	4,191,888	3,166,458

NET ASSETS - END OF PERIOD	$7,358,346	$3,166,458

Undistributed (distributions in excess of) net investment income	$(8,218)	$15,417

1 Commencement of operations.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	Small Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2010	2009	2008	2007	2006[1]
Net Asset Value — Beginning of Year	$14.82	$18.80	$27.78	$26.56	$26.41

Investment operations:
Net investment income (loss)[2]	(0.07)	0.03	0.05	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	2.25	(3.94)	(5.10)	5.06	3.73

Total from investment operations	2.18	(3.91)	(5.05)	5.04	3.67

Distributions to shareholders:
From net investment income	—	(0.03)	(0.05)	(0.03)	—
From net realized gains on investments	—	—	(3.88)	(3.79)	(3.52)
Return of capital	—	(0.04)	—	—	—

Total distributions to shareholders	—	(0.07)	(3.93)	(3.82)	(3.52)

Net Asset Value — End of Year	$17.00	$14.82	$18.80	$27.78	$26.56

Total Return	14.71%	(20.79)%	(18.71)%	20.47%	14.27%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.09%	1.11%	1.11%	1.12%	1.14%
Net investment income (loss)	(0.38)%	0.22%	0.20%	(0.08)%	(0.23)%
Portfolio turnover rate	115%	87%	79%	84%	80%
Net Assets at the end of year (000’s omitted)	$142,221	$120,445	$168,055	$245,746	$294,362

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2010	2009	2008	2007	2006[1]
Net Asset Value — Beginning of Year	$15.58	$19.78	$29.00	$27.58	$27.23

Investment operations:
Net investment income (loss)[2]	(0.03)	0.07	0.11	0.04	0.01
Net realized and unrealized gain (loss) on investments	2.36	(4.16)	(5.33)	5.28	3.86

Total from investment operations	2.33	(4.09)	(5.22)	5.32	3.87

Distributions to shareholders:
From net investment income	—	(0.07)	(0.12)	(0.11)	—
From net realized gains on investments	—	—	(3.88)	(3.79)	(3.52)
Return of capital	—	(0.04)	—	—	—

Total distributions to shareholders	—	(0.11)	(4.00)	(3.90)	(3.52)

Net Asset Value — End of Year	$17.91	$15.58	$19.78	$29.00	$27.58

Total Return	14.96%	(20.61)%	(18.50)%	20.75%	14.60%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.84%	0.86%	0.86%	0.87%	0.89%
Net investment income (loss)	(0.16)%	0.45%	0.46%	0.16%	0.02%
Portfolio turnover rate	115%	87%	79%	84%	80%
Net Assets at the end of year (000’s omitted)	$508,423	$353,657	$393,983	$616,494	$529,694

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2010	2009	2008	2007	2006[1]
Net Asset Value — Beginning of Year	$10.06	$12.98	$15.87	$13.00	$11.57

Investment operations:
Net investment income (loss)[2]	(0.01)	0.04	0.05	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	1.40	(2.91)	(2.02)	3.78	1.59

Total from investment operations	1.39	(2.87)	(1.97)	3.72	1.54

Distributions to shareholders:
From net investment income	—	(0.05)	(0.01)	—	(0.01)
From net realized gains on investments	—	—	(0.91)	(0.85)	(0.10)

Total distributions to shareholders	—	(0.05)	(0.92)	(0.85)	(0.11)

Net Asset Value — End of Year	$11.45	$10.06	$12.98	$15.87	$13.00

Total Return	13.82%	(22.08)%	(12.67)%	29.55%	13.33%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.11%	1.18%	1.23%	1.42%	1.47%
Expenses, excluding reimbursement/waiver	1.11%	1.18%	1.23%	1.44%	1.48%
Net investment income (loss), including reimbursement/waiver	(0.05)%	0.41%	0.33%	(0.41)%	(0.38)%
Portfolio turnover rate	126%	110%	78%	94%	109%
Net Assets at the end of year (000’s omitted)	$43,929	$50,498	$84,201	$37,191	$25,926

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2010	2009	2008	2007	2006[1]
Net Asset Value — Beginning of Year	$10.13	$13.07	$15.96	$13.05	$11.60

Investment operations:
Net investment income (loss)[2]	0.02	0.06	0.07	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	1.40	(2.92)	(2.02)	3.78	1.59

Total from investment operations	1.42	(2.86)	(1.95)	3.76	1.58

Distributions to shareholders:
From net investment income	(0.01)	(0.08)	(0.03)	—	(0.03)
From net realized gains on investments	—	—	(0.91)	(0.85)	(0.10)

Total distributions to shareholders	(0.01)	(0.08)	(0.94)	(0.85)	(0.13)

Net Asset Value — End of Year	$11.54	$10.13	$13.07	$15.96	$13.05

Total Return	14.05%	(21.86)%	(12.48)%	29.75%	13.67%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.86%	0.93%	0.99%	1.19%	1.22%
Expenses, excluding reimbursement/waiver	0.86%	0.93%	0.99%	1.22%	1.22%
Net investment income (loss), including reimbursement/waiver	0.19%	0.55%	0.53%	(0.18)%	(0.12)%
Portfolio turnover rate	126%	110%	78%	94%	109%
Net Assets at the end of year (000’s omitted)	$382,541	$251,206	$197,237	$53,955	$35,476

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2010	2009	2008	2007	2006[1]
Net Asset Value — Beginning of Year.	$20.18	$26.70	$33.18	$28.07	$26.08

Investment operations:
Net investment income[2]	0.07	0.15	0.21	0.15	0.10
Net realized and unrealized gain (loss) on investments	1.97	(6.43)	(3.49)	6.76	2.86

Total from investment operations	2.04	(6.28)	(3.28)	6.91	2.96

Distributions to shareholders:
From net investment income	(0.07)	(0.24)	(0.17)	(0.14)	(0.17)
From net realized gains on investments	—	—	(3.03)	(1.66)	(0.80)

Total distributions to shareholders	(0.07)	(0.24)	(3.20)	(1.80)	(0.97)

Net Asset Value — End of Year	$22.15	$20.18	$26.70	$33.18	$28.07

Total Return	10.09%	(23.45)%	(10.49)%	25.41%	11.55%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.03%	1.09%	1.02%	1.04%	1.08%
Expenses, excluding reimbursement/waiver	1.03%	1.09%	1.02%	1.04%	1.08%
Net investment income, including reimbursement/waiver	0.32%	0.71%	0.70%	0.48%	0.38%
Portfolio turnover rate.	126%	113%	73%	92%	110%
Net Assets at the end of year (000’s omitted)	$1,379,249	$1,357,876	$1,603,987	$1,716,638	$1,136,565

1

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

2	The net investment income per share was calculated using the average shares outstanding method.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2010	2009	2008	2007	2006[1]
Net Asset Value — Beginning of Year	$20.51	$27.16	$33.69	$28.47	$26.43

Investment operations:
Net investment income[2]	0.13	0.20	0.28	0.22	0.17
Net realized and unrealized gain (loss) on investments	2.01	(6.57)	(3.54)	6.86	2.90

Total from investment operations	2.14	(6.37)	(3.26)	7.08	3.07

Distributions to shareholders:
From net investment income	(0.12)	(0.28)	(0.24)	(0.20)	(0.23)
From net realized gains on investments	—	—	(3.03)	(1.66)	(0.80)

Total distributions to shareholders	(0.12)	(0.28)	(3.27)	(1.86)	(1.03)

Net Asset Value — End of Year	$22.53	$20.51	$27.16	$33.69	$28.47

Total Return	10.39%	(23.34)%	(10.29)%	25.69%	11.82%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.78%	0.84%	0.81%	0.82%	0.83%
Expenses, excluding reimbursement/waiver	0.78%	0.84%	0.81%	0.82%	0.83%
Net investment income, including reimbursement/waiver	0.54%	0.93%	0.92%	0.71%	0.63%
Portfolio turnover rate.	126%	113%	73%	92%	110%
Net Assets at the end of year (000’s omitted)	$1,850,728	$1,647,117	$2,648,360	$2,613,797	$1,768,982

1

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

2	The net investment income per share was calculated using the average shares outstanding method.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Investor Shares
	For the Years Ended June 30,				For the Period December 1, 2005[1] through June 30, 2006
	2010	2009	2008	2007
Net Asset Value — Beginning of Period	$8.05	$10.56	$12.68	$10.48	$10.00

Investment operations:
Net investment income[2]	0.01	0.07	0.04	0.02	—
Net realized and unrealized gain (loss) on investments	0.24	(2.54)	(1.41)	2.27	0.48

Total from investment operations	0.25	(2.47)	(1.37)	2.29	0.48

Distributions to shareholders:
From net investment income	(0.04)	(0.04)	(0.02)	(0.01)	—
From net realized gains on investments	—	—	(0.73)	(0.08)	—

Total distributions to shareholders	(0.04)	(0.04)	(0.75)	(0.09)	—

Net Asset Value — End of Period	$8.26	$8.05	$10.56	$12.68	$10.48

Total Return	3.08%	(23.40)%	(11.27)%	21.95%	4.80%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/ waiver	1.28%	1.34%	1.40%	1.47%	1.50%[4]
Expenses, excluding reimbursement/ waiver	1.30%	1.44%	1.57%	1.80%	6.26%[4]
Net investment income, including reimbursement/waiver	0.16%	0.83%	0.31%	0.15%	0.03%[4]
Portfolio turnover rate	167%	147%	128%	119%	101%[3]
Net Assets at the end of period (000’s omitted)	$16,065	$18,863	$21,545	$25,852	$2,243

1	Inception of Investor Share class.
2	The net investment income per share was calculated using the average shares outstanding method.
3	Not annualized.
4	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Institutional Shares
	For the Years Ended June 30,				For the Period December 1, 2005[1] through June 30, 2006
	2010	2009	2008	2007
Net Asset Value — Beginning of Period	$8.07	$10.59	$12.71	$10.50	$10.00

Investment operations:
Net investment income[2]	0.03	0.09	0.07	0.05	0.02
Net realized and unrealized gain (loss) on investments	0.25	(2.55)	(1.41)	2.26	0.48

Total from investment operations	0.28	(2.46)	(1.34)	2.31	0.50

Distributions to shareholders:
From net investment income	(0.06)	(0.06)	(0.05)	(0.02)	—
From net realized gains on investments	—	—	(0.73)	(0.08)	—

Total distributions to shareholders	(0.06)	(0.06)	(0.78)	(0.10)	—

Net Asset Value — End of Period	$8.29	$8.07	$10.59	$12.71	$10.50

Total Return	3.42%	(23.17)%	(11.03)%	22.13%	5.00%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/ waiver	1.03%	1.09%	1.15%	1.21%	1.25%[4]
Expenses, excluding reimbursement/ waiver	1.05%	1.19%	1.32%	1.55%	4.88%[4]
Net investment income, including reimbursement/waiver	0.36%	1.15%	0.56%	0.42%	0.31%[4]
Portfolio turnover rate	167%	147%	128%	119%	107%[3]
Net Assets at the end of period (000’s omitted)	$26,803	$39,165	$23,567	$26,588	$7,880

[1]	Inception of Institutional Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Investor Shares
	For the Years Ended June 30,			For the Period October 24, 2006[1] through June 30, 2007
	2010	2009	2008
Net Asset Value — Beginning of Period	$ 7.37	$ 9.62	$ 11.40	$10.00

Investment operations:
Net investment income (loss)[2]	(0.04)	0.01	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	0.53	(2.26)	(1.57)	1.43

Total from investment operations	0.49	(2.25)	(1.56)	1.42

Distributions to shareholders:
From net investment income	(0.01)	—	— [3]	(0.01)
From net realized gains on investments	—	—	(0.22)	(0.01)
Return of capital	— [3]	—	—	—

Total distributions to shareholders	(0.01)	—	(0.22)	(0.02)

Net Asset Value — End of Period	$ 7.85	$ 7.37	$ 9.62	$11.40

Total Return	6.58%	(23.39)%	(13.76)%	14.21%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%	1.50%	1.50%	1.50%[5]
Expenses, excluding reimbursement/waiver	2.06%	3.00%	3.95%	6.13%[5]
Net investment income (loss), including reimbursement/waiver	(0.47)%	0.12%	0.10%	(0.07)%[5]
Portfolio turnover rate	115%	121%	90%	54%[4]
Net Assets at the end of period (000’s omitted)	$12,016	$4,679	$5,714	$4,322

[1]	Inception of Investor Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Institutional Shares
	For the Years Ended June 30,			For the Period October 24, 2006[1] through June 30, 2007
	2010	2009	2008
Net Asset Value — Beginning of Period	$7.38	$9.64	$11.42	$10.00

Investment operations:
Net investment income (loss)[2]	(0.02)	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.53	(2.27)	(1.58)	1.44

Total from investment operations	0.51	(2.24)	(1.54)	1.45

Distributions to shareholders:
From net investment income	(0.02)	(0.02)	(0.02)	(0.02)
From net realized gains on investments	—	—	(0.22)	(0.01)
Return of capital	— [3]	—	—	—

Total distributions to shareholders	(0.02)	(0.02)	(0.24)	(0.03)

Net Asset Value — End of Period	$7.87	$7.38	$9.64	$11.42

Total Return	6.83%	(23.18)%	(13.57)%	14.46%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	1.25%	1.25%	1.25%[5]
Expenses, excluding reimbursement/waiver	1.87%	2.77%	3.76%	5.84%[5]
Net investment income (loss), including reimbursement/waiver	(0.21)%	0.43%	0.35%	0.14%[5]
Portfolio turnover rate	115%	121%	90%	54%[4]
Net Assets at the end of period (000’s omitted)	$5,801	$3,695	$2,400	$2,508

[1]	Inception of Institutional Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Global Opportunity Fund — Investor Shares
	For the Year Ended June 30, 2010	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$11.68	$10.00

Investment operations:
Net investment income[2]	0.03	0.06
Net realized and unrealized gain on investments and foreign currency	1.66	1.62

Total from investment operations	1.69	1.68
Distributions to shareholders:
From net realized gains on investments	(0.17)	—

Total distributions to shareholders	(0.17)	—

Paid in capital from redemption fees[3]	— [4]	—

Net Asset Value — End of Period	$13.20	$11.68

Total Return	14.42%	16.80%[5]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%	1.50%[6]
Expenses, excluding reimbursement/waiver	2.64%	12.69%[6]
Net investment income, including reimbursement/waiver	0.22%	1.21%[6]
Portfolio turnover rate	128%	94%[5]
Net Assets at the end of period (000’s omitted)	$1,497	$933

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	The redemption fees per share were calculated using the average shares outstanding method.

[4]	Amount represents less than $0.005.

[5]	Not annualized.

[6]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Global Opportunity Fund — Institutional Shares
	For the Year Ended June 30, 2010	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$11.70	$10.00

Investment operations:
Net investment income[2]	0.14	0.07
Net realized and unrealized gain on investments and foreign currency	1.58	1.63

Total from investment operations	1.72	1.70

Distributions to shareholders:
From net investment income	— [3]	—
From net realized gains on investments	(0.17)	—

Total distributions to shareholders	(0.17)	—

Paid in capital from redemption fees[4]	— [3]	—

Net Asset Value — End of Period	$13.25	$11.70

Total Return	14.68%	17.00%[5]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	1.25%[6]
Expenses, excluding reimbursement/waiver	1.74%	12.48%[6]
Net investment income, including reimbursement/waiver	0.97%	1.46%[6]
Portfolio turnover rate.	128%	94%[5]
Net Assets at the end of period (000’s omitted)	$49,171	$1,374

[1]	Inception of Institutional Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Amount represents less than $0.005.
[4]	The redemption fees per share were calculated using the average shares outstanding method.
[5]	Not annualized.
[6]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	International Opportunity Fund — Investor Shares
	For the Year Ended June 30, 2010	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$11.43	$10.00

Investment operations:
Net investment income[2]	0.10	0.13
Net realized and unrealized gain on investments and foreign currency	1.98	1.30

Total from investment operations	2.08	1.43

Distributions to shareholders:
From net investment income	(0.04)	—
From net realized gains on investments.	(0.47)	—

Total distributions to shareholders	(0.51)	—

Net Asset Value — End of Period	$13.00	$11.43

Total Return	17.86%	14.30%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%	1.50%[4]
Expenses, excluding reimbursement/waiver	5.12%	12.88%[4]
Net investment income, including reimbursement/waiver	0.69%	2.73%[4]
Portfolio turnover rate.	120%	121%[3]
Net Assets at the end of period (000’s omitted)	$2,309	$981

[1]	Inception of Investor Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	International Opportunity Fund — Institutional Shares
	For the Year Ended June 30, 2010	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$11.45	$10.00

Investment operations:
Net investment income[2]	0.15	0.15
Net realized and unrealized gain on investments and foreign currency	1.96	1.30

Total from investment operations	2.11	1.45

Distributions to shareholders:
From net investment income	(0.06)	—
From net realized gains on investments.	(0.47)	—

Total distributions to shareholders	(0.53)	—

Net Asset Value — End of Period	$13.03	$11.45

Total Return	18.09%	14.50%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	1.25%[4]
Expenses, excluding reimbursement/waiver	4.90%	12.63%[4]
Net investment income, including reimbursement/waiver	1.07%	2.98%[4]
Portfolio turnover rate.	120%	121%[3]
Net Assets at the end of period (000’s omitted)	$5,049	$2,185

[1]	Inception of Institutional Share class.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2010

1.

Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”), CRM All Cap Value Fund (“All Cap Value Fund”), CRM Global Opportunity Fund (“Global Opportunity Fund”) and CRM International Opportunity Fund (“International Opportunity Fund”) (each, a “Fund” and collectively, the “Funds”) are series of CRM Mutual Fund Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Each Fund offers Investor and Institutional Shares. Prior to October 28, 2009, the Large Cap Opportunity Fund and the All Cap Value Fund also offered Advisor Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost. Currency valuations, if any, are also done at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). The Funds may use fair value methodologies if it is determined that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may

CRM Funds

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NOTES TO FINANCIAL STATEMENTS — June 30, 2010 (Continued)

materially affect the value of the security. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Global Opportunity Fund and International Opportunity Fund use a fair value model, developed by an independent third party pricing service, to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security.

The Funds disclose the value of their investments in a hierarchy based on the inputs used to value the investments. The disclosure hierarchy consists of three broad levels:

•	Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. In addition, foreign securities may require revised valuations if the values of the securities are materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. As noted above, Global Opportunity Fund and International Opportunity Fund use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

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NOTES TO FINANCIAL STATEMENTS — June 30, 2010 (Continued)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ investments as of June 30, 2010 is included with each Fund’s Schedule of Investments. None of the Funds held any Level 3 securities at June 30, 2010.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for income tax is required in each of the Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses

CRM Funds

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NOTES TO FINANCIAL STATEMENTS — June 30, 2010 (Continued)

of the Trust are allocated on a pro-rata basis among the Funds based on relative net assets.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.

Advisory Fees and Other Transactions with Affiliates. Cramer Rosenthal McGlynn, LLC (“CRM”) serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets. For its advisory services to the Global Opportunity Fund and the International Opportunity Fund, CRM receives 0.90% for the first $2 billion of average daily net assets and 0.85% in excess of $2 billion of average daily net assets.

CRM has contractually agreed to waive its fees and reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) (i) with respect to each of Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.50% and 1.25% of average daily net assets for the Investor Shares and Institutional Shares, respectively; and (ii) with respect to Large Cap Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.15% and 0.90% of average daily net assets for Investor Shares and Institutional Shares, respectively. These undertakings will remain in place until November 1, 2010 with respect to Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund, and November 1, 2011 with respect to Large Cap Opportunity Fund. Prior to June 30, 2010, CRM contractually agreed to waive its fees and reimburse certain operating expenses with respect to Large Cap Opportunity Fund in an amount that would limit annual operating expenses to not more than 1.50% and 1.25% of average daily net assets for Investor Shares and Institutional Shares, respectively.

From time to time, CRM may agree to waive its fees to lower the annual operating expenses beyond the ones contractually agreed upon. CRM has voluntarily agreed to cap the annual expense ratio of Small/Mid Cap Value Fund not to exceed 1.35% and 1.10% for the Investor Shares and Institutional Shares, respectively. Prior to June 30, 2010, CRM voluntarily agreed to cap the annual expense ratio of Large Cap Opportunity Fund not to exceed 1.40% and 1.15% for the Investor Shares and Institutional Shares, respectively. These voluntary caps may be increased or terminated at any time.

CRM Funds

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NOTES TO FINANCIAL STATEMENTS — June 30, 2010 (Continued)

Prior to October 28, 2009, CRM contractually agreed to waive its fees and reimburse certain operating expenses with respect to each of Large Cap Opportunity Fund and All Cap Value Fund in an amount that would limit annual operating expenses to not more than 1.75% of average daily net assets for Advisor Shares. CRM also voluntarily agreed to cap the annual expense ratio of Large Cap Opportunity Fund not to exceed 1.65% for Advisor Shares. Effective October 28, 2009, the Funds no longer offer Advisor Shares.

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $60,000 from the Trust. Prior to April 1, 2010, each Independent Trustee received aggregate compensation in the amount of $50,000 from the Trust. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the Shareholder Servicing Plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Distribution Fees. Prior to October 28, 2009, each of Large Cap Opportunity Fund and All Cap Value Fund were authorized under a Distribution Plan adopted by the Board under Rule 12b-1 under the 1940 Act to pay fees for the sale and distribution of its Advisor Shares, and for services provided to Advisor Shares shareholders to maintain shareholder accounts. Under the Distribution Plan, Large Cap Opportunity Fund and All Cap Value Fund were authorized to pay monthly fees at an annual rate not to exceed 0.50% of the Fund’s average daily net assets attributable to its Advisor Shares. Large Cap Opportunity Fund and All Cap Value Fund offered Advisor Shares prior to October 28, 2009. Effective October 28, 2009, the Funds no longer offer Advisor Shares. No fees were paid under the Distribution Plan for the year ended June 30, 2010.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits

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NOTES TO FINANCIAL STATEMENTS — June 30, 2010 (Continued)

these payments to the intermediaries. In some cases, where the sub-transfer agency fees of an intermediary are greater than the amounts paid to CRM by the Funds for that intermediary, CRM will pay the balance of those fees itself.

4.	Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the year ended June 30, 2010, were as follows:

	Purchases	Sales
Small Cap Value Fund	$798,186,683	$699,232,646
Small/Mid Cap Value Fund	572,270,236	454,464,873
Mid Cap Value Fund	4,095,880,922	4,130,085,667
Large Cap Opportunity Fund	98,040,389	112,458,833
All Cap Value Fund	24,803,495	15,549,500
Global Opportunity Fund	80,144,490	29,055,160
International Opportunity Fund	9,488,217	5,781,423

5.

Securities Lending Agreement. The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% (105% in the case of foreign securities) of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds, including through an investment vehicle managed by BlackRock Capital Management. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6.	Capital Share Transactions. Transactions in shares of capital stock for the year ended June 30, 2010 and the year ended June 30, 2009 were as follows:

	For the Year Ended June 30, 2010			For the Year Ended June 30, 2009
	Investor Shares	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares	Advisor Shares
Small Cap Value Fund
Sold	2,472,216	11,353,969	—	1,682,193	6,532,781	—
Issued on reinvestment of distributions	—	—	—	36,065	161,324	—
Redeemed	(2,232,122)	(5,667,164)	—	(2,528,210)	(3,910,922)	—

Net increase (decrease)	240,094	5,686,805	—	(809,952)	2,783,183	—

CRM Funds

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NOTES TO FINANCIAL STATEMENTS — June 30, 2010 (Continued)

	For the Year Ended June 30, 2010		For the Year Ended June 30, 2009
	Investor Shares	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares	Advisor Shares
Small/Mid Cap Value Fund
Sold	2,515,727	13,085,390	—	4,412,331	13,457,370	—
Issued on reinvestment of distributions	—	26,458	—	6,813	117,538	—
Redeemed	(3,699,732)	(4,763,972)	—	(5,885,967)	(3,857,384)	—

Net increase (decrease)	(1,184,005)	8,347,876	—	(1,466,823)	9,717,524	—

Mid Cap Value Fund
Sold	17,630,749	24,404,189	—	30,170,454	30,076,565	—
Issued on reinvestment of distributions	191,305	304,239	—	780,736	963,431	—
Redeemed	(22,854,683)	(22,850,576)	—	(23,723,796)	(48,259,758)	—

Net increase (decrease)	(5,032,629)	1,857,852	—	7,227,394	(17,219,762)	—

Large Cap Opportunity Fund
Sold	339,672	2,248,991	—	780,774	3,320,807	—
Issued on reinvestment of distributions	7,850	18,136	—	8,808	19,981	20
Redeemed	(746,077)	(3,886,391)	(2,393)	(487,761)	(713,286)	—

Net increase (decrease)	(398,555)	(1,619,264)	(2,393)	301,821	2,627,502	20

All Cap Value Fund
Sold	1,002,977	276,815	—	99,711	333,181	13
Issued on reinvestment of distributions	661	862	—	—	1,844	9
Redeemed	(107,028)	(40,919)	(2,585)	(58,841)	(83,458)	—

Net increase (decrease)	896,610	236,758	(2,585)	40,870	251,567	22

Global Opportunity Fund[1]
Sold	36,796	3,627,076	—	79,838	117,500	—
Issued on reinvestment of distributions	1,017	6,554	—	—	—	—
Redeemed	(4,199)	(39,714)	—	—	—	—

Net increase	33,614	3,593,916	—	79,838	117,500	—

International Opportunity Fund[1]
Sold	109,254	192,520	—	85,855	190,918	—
Issued on reinvestment of distributions	4,228	7,030	—	—	—	—
Redeemed	(21,778)	(3,032)	—	—	—	—

Net increase	91,704	196,518	—	85,855	190,918	—

[1]	Commenced operations on December 31, 2008.

7.

Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the

CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2010 (Continued)

extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

At June 30, 2010, the following reclassifications were made within the capital accounts to reflect permanent differences relating to currency gains and losses and net operating losses.

	Paid-in-capital	Undistributed net investment income (accumulated loss)	Accumulated net realized loss on investments
Small Cap Value Fund	$(1,350,998)	$1,350,998	$—
All Cap Value Fund	(52,823)	52,823	—
Global Opportunity Fund	—	(317,970)	317,970
International Opportunity Fund	—	(54,834)	54,834

The tax character of distributions paid during the fiscal years ended June 30, 2010 and June 30, 2009 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund

Year ended June 30, 2010
Ordinary income	$—	$381,235	$13,987,530	$394,874	$13,719
Return of capital	—	—	—	—	204

Total distributions	$—	$381,235	$13,987,530	$394,874	$13,923

Year ended June 30, 2009
Ordinary income	$1,775,006	$1,675,946	$37,726,682	$337,294	$12,789
Return of capital	1,191,925	—	—	—	—

Total distributions	$2,966,931	$1,675,946	$37,726,682	$337,294	$12,789

	Global Opportunity Fund	International Opportunity Fund
Year ended June 30, 2010
Ordinary income	$224,430	$161,404

Total distributions	$224,430	$161,404

The Global Opportunity Fund and International Opportunity Fund had no distributions for the fiscal year ended June 30, 2009.

CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2010 (Continued)

The components of accumulated earnings (deficit) on a tax basis as of June 30, 2010 were as follows:

	Undistributed ordinary income	Undistributed capital gains	Capital loss carry- forwards	Post- October currency losses†	Net unrealized appreciation (depreciation) on investments and foreign currency	Other temporary differences and foreign currency	Total accumulated earnings (deficit)
Small Cap Value Fund	$—	$—	$(37,569,247)	$—	$(19,546,429)	$(1,504)	$(57,117,180)
Small/Mid Cap Value Fund	298,640	—	(26,175,613)	—	(17,232,151)	(217)	(43,109,341)
Mid Cap Value Fund	5,745,566	—	(642,945,727)	—	(3,698,988)	(8,166)	(640,907,315)
Large Cap Opportunity Fund	68,527	—	(7,083,665)	—	(992,018)	(100)	(8,007,256)
All Cap Value Fund	—	—	(2,622,778)	—	(809,201)	(13)	(3,431,992)
Global Opportunity Fund	657,958	178,250	—	(263,759)	(4,156,855)	—	(3,584,406)
International Opportunity Fund	265,203	120,219	—	(49,420)	54,386	—	390,388

†

Under current tax law, currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended June 30, 2010, the above funds will defer post-October currency losses to the fiscal year ended June 30, 2011.

The differences between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of wash sales and deferred trustees’ fees.

For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2010, the Funds had capital loss carryforwards available to offset future realized gains through the indicated expiration dates:

Expiring June 30,	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund
2017	$37,569,247	$26,175,613	$297,652,949	$4,430,621	$1,133,593
2018	—	—	345,292,778	2,653,044	1,489,185

Total	$37,569,247	$26,175,613	$642,945,727	$7,083,665	$2,622,778

During the year ended June 30, 2010, the Small Cap Value Fund, Small/Mid Cap Value Fund, Global Opportunity Fund, and International Opportunity Fund utilized $5,923,049, $405,159, $7,043, and $3,620 of capital loss carryforwards to offset realized capital gains, respectively.

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CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2010 (Continued)

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund at June 30, 2010 was as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Small Cap Value Fund	$799,801,486	$54,247,703	$(73,794,132)	$(19,546,429)
Small/Mid Cap Value Fund	492,340,188	19,483,871	(36,716,022)	(17,232,151)
Mid Cap Value Fund	3,576,636,793	187,371,694	(191,070,682)	(3,698,988)
Large Cap Opportunity Fund	48,424,093	2,198,750	(3,190,768)	(992,018)
All Cap Value Fund	18,890,586	467,951	(1,277,152)	(809,201)
Global Opportunity Fund	55,531,498	703,231	(4,861,302)	(4,158,071)
International Opportunity Fund	7,377,060	454,918	(399,997)	54,921

8.

Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

9.

Temporary Borrowing. The Funds participate in a $25 million revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions by shareholders. The Funds are charged an annual commitment fee, which is allocated across the Funds on the basis of each Fund’s allocation of the entire facility. The Funds may borrow up to a maximum of one third of their net assets under the agreement. During the year ended June 30, 2010, average borrowings by the Small/Mid Cap Value Fund were $3,000,000 at a weighted average interest rate of 1.14%. The Fund repaid the loan in the amount of $3,000,189, which represents principal and two days of accrued interest. The Funds had no amounts outstanding as of June 30, 2010.

10.

Redemption Fees. Shareholders who sell or exchange shares of Global Opportunity Fund or International Opportunity Fund within 30 days or less after the purchase date are charged a redemption fee of 1.50% of the total redemption amount which is payable to the Fund. The fees are designed to help offset the brokerage commissions, market impacts, and other costs associated with short-term shareholder trading. The fee is accounted for as an addition to paid-in-capital.

11.

In Kind Redemption. During the year ended June 30, 2009, the Mid Cap Value Fund distributed securities in lieu of cash for an Institutional Shares shareholder redemption. The respective shareholder received a pro-rata portion of Mid Cap Value Fund’s investments. The value of the redemption was as follows:

	Value of the Redemption	Net Realized Loss Included in Redemption	Shares Redeemed
Mid Cap Value Fund	$149,583,809	$(68,218,376)	8,063,817

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CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2010 (Continued)

12.	Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds and has determined that there were the following subsequent events:

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc., to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

Effective July 1, 2010, ALPS Distributors, Inc. became the Funds’ distributor. Prior to July 1, 2010, PFPC Distributors, Inc. served as the Funds’ distributor.

CRM Funds

CRM FUNDS

REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of

CRM Mutual Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CRM Mutual Fund Trust (comprising, respectively, CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM Global Opportunity Fund, and CRM International Opportunity Fund)(the “Funds”) as of June 30, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting CRM Mutual Fund Trust at June 30, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 25, 2010

CRM Funds

CRM FUNDS

TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2010, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of the ordinary income dividends (dividends from net investment income and short-term capital gains, if any) from the Funds qualifies for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, a percentage of the ordinary income dividends from the Funds qualifies for the dividends-received deduction.

The percentages of ordinary income dividends which qualify for the maximum tax rate of 15% (“Qualified Dividends”) and the dividends-received deduction are as follows:

	Qualified Dividends	Dividends Received Deduction
Small/Mid Cap Value Fund	100.0%	100.0%
Mid Cap Value Fund	100.0%	100.0%
Large Cap Opportunity Fund	100.0%	100.0%
All Cap Value Fund	100.0%	100.0%
Global Opportunity Fund	41.7%	8.2%
International Opportunity Fund	29.8%	0.0%

In January 2011, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in calendar year 2010, including any distributions paid between July 1, 2010 and December 31, 2010.

CRM Funds

CRM FUNDS

TRUSTEES AND OFFICERS

INTERESTED TRUSTEE

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
CARLOS A. LEAL, CPA, 44	Trustee, Treasurer and Chief Financial Officer	Since June 2005	Executive Vice President (since 2007), Secretary and Chief Financial Officer, CRM (since 1999); Chief Financial Officer and Secretary, CRM Alternatives, Inc. (investment management) (since 2001); Director and President, CRM U.S. Value Fund, Ltd. (until June 2010) and CRM Windridge Fund, Ltd. (investment funds).	7	None

INDEPENDENT TRUSTEES

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
LOUIS FERRANTE, CFA, CPA, 50	Trustee	Since June 2005	Chief Operating Officer of Columbus Nova & Affiliates (private investment firm) (May 2006-December 2007); Private Investor (from January 2005-April 2006 and August 2007- present).	7	None

CRM Funds

CRM FUNDS

TRUSTEES AND OFFICERS (Continued)

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
LOUIS KLEIN, JR., 75	Trustee	Since June 2005	Self-employed financial consultant since 1991.	7	Trustee, Manville Personal Injury Settlement Trust (since 1991); Trustee, WT Mutual Fund (since June 1999); Trustee WT Investment Trust I (since 2000); WHX Corporation (industrial manufacturer).

CLEMENT C. MOORE, II, 65	Trustee	Since June 2005	Managing Partner, Mariemont Holdings (real estate) (since 1980); President, Kenwood Galleria (since 1980).	7	Trustee, WT Mutual Fund (1999-2006); Trustee, WT Investment Trust I (2000- 2006).

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CRM FUNDS

TRUSTEES AND OFFICERS (Continued)

OFFICERS

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
RONALD H. MCGLYNN, 67	President and Chief Executive Officer	Since June 2005	Chairman, Chief Executive Officer, CRM (Chairman since 2005, CEO since 1998); President and Chief Executive Officer, Cramer Rosenthal McGlynn, Inc. (investment management) (since 1996), CRM Investors, Inc. (investment management) (since 1990), and CRM Alternatives, Inc. (investment management) (since 2001); former President, CRM (from 1998-2005).	N/A	N/A

STEVEN A. YADEGARI, ESQ., 37	Secretary, Chief Legal Officer and Chief Compliance Officer	Since August 2005	Senior Vice President (since 2008), Chief Legal Officer and Chief Compliance Officer, CRM (since August 2005); Senior Associate, K & L Gates, LLP (law firm) (from January 2004- July 2005).	N/A	N/A

CRM Funds

CRM FUNDS

OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended September 30 and March 31) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

Statement of Additional Information

The Statement of Additional Information (“SAI”) for the Funds includes additional information about the Trustees and is available upon request, without charge, but calling 800-CRM-2883 or by visiting the Funds’ website at http://www.crmfunds.com.

Privacy Notice

(THIS PRIVACY NOTICE IS BEING DELIVERED WITH THE FUNDS’ SHAREHOLDER REPORT BUT IS NOT DEEMED TO BE A PART OF THE FUNDS’ SHAREHOLDER REPORT)

Set forth below is the policy of CRM Mutual Fund Trust (the “Trust”) concerning the collection and disclosure of non-public personal information regarding investors and prospective investors in CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM Global Opportunity Fund, and CRM International Opportunity Fund (the “Funds”) who are individuals investing for personal, family, or household purposes. The words “we” and “us” refers to the Trust and the Funds. The words “you” and “your” refers to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our “Service Agents.”

As we work together to achieve your investment goals, you will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information, our Service Agents maintain physical, electronic,

CRM Funds

CRM FUNDS

OTHER INFORMATION (Unaudited) (Continued)

and procedural safeguards that meet the standards of applicable laws and regulations.

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM

In order for CRM to remain the Funds’ investment adviser, the Trustees Committee and Board of Trustees of the Trust (the “Board”) must determine annually whether to renew the Investment Advisory Agreement between the Trust and CRM with respect to the Funds. The Board evaluates CRM’s services, performance, profitability, risk management, compliance programs and other relevant factors throughout the year. In addition, in connection with its review of the Investment Advisory Agreement, the Board submitted to CRM in January 2010 a formal request for information necessary to evaluate the terms of the Investment Advisory Agreement. The Board reviewed and considered the materials provided by CRM in response to this request at meetings held in March 2010. The Board also reviewed and considered additional information provided by CRM in response to requests from the Board for additional information in June 2010.

The materials and information reviewed and considered by the Board in connection with its review of the Investment Advisory Agreement included, among other items: (1) a memorandum from counsel setting forth the Board’s fiduciary duties under the 1940 Act and state law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement; (2) reports based on information provided by Morningstar comparing the investment performance of each Fund to the performance of its applicable benchmark index and other mutual funds; and (3) a report based on information provided by Morningstar comparing each Fund’s investment advisory fee and gross and net expenses to those of other mutual funds. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by CRM that described: (i) the nature, extent and quality of CRM’s services provided to the Funds; (ii) the experience and qualifications of the personnel providing those services; (iii) CRM’s investment philosophies and processes; (iv) CRM’s assets under management; (v) CRM’s “soft” dollar commission and trade allocation policies, including information on the types of research and services obtained with “soft” dollar commissions; (vi) the investment advisory fees charged by CRM to the Funds as compared with the fees charged by CRM to other advisory accounts with similar investment objectives and strategies managed by CRM; (vii) CRM’s compliance and risk management procedures; and (viii) an analysis of the profits of CRM related to its services to the Funds. The Board also considered information related to the Funds provided at quarterly Board meetings.

At meetings held on June 9, 2010, the Board, including all of the Independent Trustees voting separately, approved the continuance and renewal of the Investment Advisory Agreement for another year with respect to Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund.

In considering the continuance and renewal of the Investment Advisory Agreement, the Board considered the following factors, none of which was determinative or controlling, and reached the following conclusions:

Nature, Extent and Quality of Services Provided

The Board examined the nature, extent and quality of services provided by CRM to the Funds, and the quality, size and experience of CRM’s professional portfolio management team. The Board considered CRM’s investment approach and research process, including CRM’s capabilities and experience in the development and implementation of its proprietary value-oriented investment process. With respect to the Global Opportunity Fund and the International Opportunity Fund, the Board considered the experience of the Funds’ portfolio management team in managing mutual funds investing in securities of issuers located throughout the world. The Board also

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

considered CRM’s compliance programs and compliance record, risk management philosophy, policies and procedures, marketing strategies, process for trade execution and the Board’s dealings with CRM. Based on the foregoing, the Board determined that it was satisfied with the nature, extent and quality of the services provided by CRM to the Funds.

Performance Information

In reaching its conclusions, the Board considered the investment performance of each Fund.

The Board considered CRM’s focus on achieving long-term performance in a manner consistent with each Fund’s investment objective and investment strategies, as well as CRM’s value-oriented, research driven investment philosophy. The Board also considered CRM’s measured approach to investment risk and commitment to maintain each Fund’s focus on its target market segment even when that segment may be out of favor, and noted that this distinguished CRM from some other investment managers that may accept higher levels of investment risk or may deviate from a fund’s target market segment in order to pursue short-term performance (including by investing in cash). The Board noted that although this overall approach to investing might cause a Fund to perform not as well over some periods when compared to other mutual funds, CRM had achieved successful investment results for its clients over the longer term. The Board considered the track record of CRM’s value-oriented investment philosophy and concluded that this, along with CRM’s overall approach to investing, supported approval of the continuance of the Investment Advisory Agreement.

The Board also discussed the information presented in the Board materials which compared each Fund’s performance against a benchmark index and other mutual funds with similar investment objectives and strategies identified by CRM from data provided by Morningstar. As discussed below, the Board noted that each of Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund performed not as well as its respective benchmark index and also not as well as the median and average performance of funds with similar investment objectives and strategies for the year-to-date and one year periods ended March 31, 2010. The Board discussed with CRM each Fund’s recent underperformance in view of CRM’s value-oriented, research-driven investment philosophy and approach to investment risk, and the volatile market conditions present during the one year period ended March 31, 2010. The Board was satisfied with the information presented by CRM with respect to each Fund’s performance. The Board also considered the longer term performance of each Fund.

The Board considered the following factors in relation to the performance of particular Funds:

Small Cap Value Fund

The Board noted that the Small Cap Value Fund had outperformed its benchmark index for the three-year, five-year and ten-year periods ended March 31, 2010, and since the Fund’s inception on October 1, 1995, and underperformed its benchmark index for the year-to-date and one-year periods ended March 31, 2010. The Board noted that the Fund ranked in the third quartile of funds with similar investment objectives and strategies for the year-to-date and one-year periods ended March 31, 2010, and ranked in the second quartile for the three-year and five-year periods ended March 31, 2010. (In all quartile rankings referred to herein, first quartile is most favorable to shareholders. Highest relative performance would be first quartile.)

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Small/Mid Cap Value Fund

The Board noted that the Small/Mid Cap Value Fund had outperformed its benchmark index for the three-year and five year periods ended March 31, 2010, and since the Fund’s inception on September 1, 2004, and underperformed its benchmark index for the year-to-date and one-year periods ended March 31, 2010. The Board noted that the Fund ranked in the second quartile of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2010, ranked in the fourth quartile for the one-year period ended March 31, 2010, and ranked in the first quartile for the three-year and five-year periods ended March 31, 2010.

Mid Cap Value Fund

The Board noted that the Mid Cap Value Fund had outperformed its benchmark index for the three-year, five-year and ten-year periods ended March 31, 2010, and since the Fund’s inception on January 6, 1998, and underperformed its benchmark index for the year-to-date and one-year periods ended March 31, 2010. The Board noted that the Fund ranked in the fourth quartile of funds with similar investment objectives and strategies for the year-to-date and one-year periods ended March 31, 2010, and ranked in the second quartile for the three-year and five-year periods ended March 31, 2010.

Large Cap Opportunity Fund

The Board noted that the Large Cap Opportunity Fund had outperformed its benchmark index for the three-year period ended March 31, 2010, and since the Fund’s inception on December 1, 2005, and underperformed its benchmark index for the year-to-date and one-year periods ended March 31, 2010. The Board noted that the Fund ranked in the fourth quartile of funds with similar investment objectives and strategies for the year-to-date and one-year periods ended March 31, 2010, and ranked in the third quartile for the three-year period ended March 31, 2010.

All Cap Value Fund

The Board noted that the All Cap Value Fund had outperformed its benchmark index for the three-year period ended March 31, 2010, and since the Fund’s inception on October 24, 2006, and underperformed its benchmark index for the year-to-date and one-year periods ended March 31, 2010. The Board noted that the Fund ranked in the fourth quartile of funds with similar investment objectives and strategies for the year-to-date and one-year periods ended March 31, 2010, and ranked in the second quartile for the three-year period ended March 31, 2010.

Global Opportunity Fund

The Board noted that the Global Opportunity Fund had outperformed its benchmark index for the year-to-date and one-year periods ended March 31, 2010, and since the Fund’s inception on December 31, 2008. The Board noted that the Fund ranked in the first quartile of funds with similar investment objectives and strategies for the year-to-date and one-year periods ended March 31, 2010.

International Opportunity Fund

The Board noted that the International Opportunity Fund had outperformed its benchmark index for the year-to-date and one-year periods ended March 31, 2010, and since the Fund’s inception on December 31, 2008. The

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Board noted that the Fund ranked in the first quartile of funds with similar investment objectives and strategies for the year-to-date and one-year periods ended March 31, 2010.

Conclusion as to Investment Performance

Based on the information presented, the Board determined that the investment performance of each Fund together with CRM’s experience in value investing supported approval of the continuance of the Investment Advisory Agreement with respect to each Fund.

Fees and Expenses

In reaching its conclusions, the Board considered the fees and expenses paid by each class of each Fund.

The Board considered the extensive research and analysis conducted by CRM in order to identify compelling investment opportunities for the Funds. The Board noted that CRM relies heavily on its own proprietary research to successfully implement its value-oriented investment philosophy, and that the cost of preparing this research is significant. Accordingly, CRM’s reliance on this proprietary research might cause CRM’s research costs to exceed those of some other investment managers that largely rely upon research prepared by third parties, especially with larger cap companies, for which a good deal of third party research is available. The Board considered that CRM’s distinctive value-oriented investment philosophy had demonstrated its worth in the mutual fund context. The Board concluded that the costs of CRM’s proprietary research and the demonstrated long-term success of its distinctive investment philosophy may in some cases justify investment advisory fees that are higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies.

In addition, the Board compared the fees and expenses paid by each class of Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund with the fees paid by institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund. The Board noted that the investment advisory fee paid by Small Cap Value Fund were lower than the management fees paid by institutional separate accounts managed by CRM in a similar investment strategy. The Board noted that the investment advisory fees paid by each of Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund were generally higher than the management fees paid by the respective institutional separate accounts managed by CRM in a similar investment strategy to the applicable Fund. In comparing the fees paid by the Funds to the fees paid by institutional separate accounts, the Board considered that the costs associated with the management of the Funds generally are significantly greater than those associated with providing investment advisory services to separately-managed accounts. The Board considered the additional complexities involved in the portfolio management of the Funds resulting from more frequent and less predictable cash flows and regulatory requirements, among other factors. The Board considered the additional services provided to the Funds that CRM does not perform for its separate account clients, or services that are broader in scope, including oversight of compliance with the regulatory and tax regimes to which the Funds are subject, oversight of third-party service providers, preparation of prospectuses, shareholder reports and other disclosure documents and preparation of materials for quarterly Board meetings. The Board also considered the business risks that CRM faces with respect to the Funds, including regulatory and reputational risks with respect to CRM’s investment decisions and compliance oversight on behalf of the

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Funds, and the substantial entrepreneurial risks that CRM assumes during the initial years of a Fund’s operations. The Board also considered the historical reasons for certain separate account fees, and the element of negotiation in regard to the level of fees paid by CRM’s separate account clients. The Board noted that CRM did not manage any other accounts in a similar investment strategy to that of Global Opportunity Fund or International Opportunity Fund.

The Board also compared the fees and expenses paid by each class of each Fund with the fees and expenses paid by other mutual funds with similar investment objectives and strategies.

Small Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Small Cap Value Fund was lower than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of each of Institutional Shares and Investor Shares of Small Cap Value Fund were lower than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

Small/Mid Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Small/Mid Cap Value Fund was equal to the median advisory fee and lower than the average advisory fee paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of each of Institutional Shares and Investor Shares of Small/Mid Cap Value Fund were lower than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

Mid Cap Value Fund

The Board noted that based on the information provided, the investment advisory fee for Mid Cap Value Fund was lower than the median and average advisory fee paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares and Investor Shares of Mid Cap Value Fund were lower than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

Large Cap Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for Large Cap Opportunity Fund was higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of Large Cap Opportunity Fund were lower than the average and comparable to the median gross

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account CRM’s existing voluntary waiver of a portion of its investment advisory fee, the net annual operating expenses of Institutional Shares were slightly higher than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Investor Shares of Large Cap Opportunity Fund were lower than the average but higher than the median gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account CRM’s existing voluntary waiver of a portion of its investment advisory fee, the net annual operating expenses of Investor Shares were higher than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board considered the impact of Large Cap Opportunity Fund’s higher than average investment advisory fee and small asset size on the Fund’s expense ratios.

The Board also noted that under a new contractual expense limitation agreement between CRM and the Trust, to be effective July 1, 2010, and based on the information provided, the net annual operating expenses of Institutional Shares of Large Cap Opportunity Fund would be lower than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that under the new contractual expense limitation agreement, and based on the information provided, the net annual operating expenses of Investor Shares would be lower than under the former expense limitation arrangements, but higher than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board indicated that it would continue to monitor Large Cap Opportunity Fund’s fees and expenses carefully.

All Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for All Cap Value Fund was higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also noted that the advisory fee for All Cap Value Fund was higher than the advisory fees being paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, Global Opportunity Fund and International Opportunity Fund.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of All Cap Value Fund were higher than the median and average gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board also noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Institutional Shares were comparable to the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the annual operating expenses of Investor Shares of All Cap Value Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, were higher than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

The Board considered the impact of All Cap Value Fund’s higher than average investment advisory fee and small asset size on the Fund’s expense ratios. The Board indicated that it would continue to monitor the Fund’s fees and expenses carefully.

Global Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for Global Opportunity Fund was slightly higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of Global Opportunity Fund were higher than the median and average gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Institutional Shares of the Fund were lower than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the annual operating expenses of Investor Shares of Global Opportunity Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, were higher than the median and average gross and net total expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that the small size and recent launch of Global Opportunity Fund, and indicated that it would monitor the Fund’s fees and expenses carefully as the Fund’s track record develops.

International Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for International Opportunity Fund was higher than the average and median advisory fees paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of International Opportunity Fund were higher than the median and average gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Institutional Shares of the Fund were equal to the median and comparable to the average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the annual operating expenses of Investor Shares of International Opportunity Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, were higher than the median and average gross and net total expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that the small size and recent launch of International Opportunity Fund, and indicated that it would monitor the Fund’s fees and expenses carefully as the Fund’s track record develops.

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Conclusion as to Fees and Expenses

In view of the costs of CRM’s proprietary research, the demonstrated long-term success of its value-oriented investment philosophy and the comparative fee and expense information presented at the meeting, the Board determined that the investment advisory fee paid by each Fund was reasonable in relation to the nature and quality of the services provided by CRM, and supported approval of the continuance of the Investment Advisory Agreement with respect to each Fund.

Economies of Scale

The Board considered whether economies of scale would be realized by CRM as each Fund’s assets increased, and the extent to which such economies of scale were reflected in the fees charged under the Investment Advisory Agreement. The Board noted that the Investment Advisory Agreement contains breakpoints that reduce the investment advisory fee rate paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund on assets above specified levels. The Board noted that the Mid Cap Value Fund had already reached sufficient size for the breakpoints to result in fee rate reductions. The Board concluded that, with respect to those Funds, breakpoints were an effective way to share any economies of scale or other efficiencies with Fund shareholders as the Funds grow larger. The Board also noted that expense subsidization, investment by CRM in proprietary research, and CRM’s commitment and resource allocation to the Funds may be relevant in considering the sharing of economies of scale, and that profitability also may be an indicator of the existence of any economies of scale. Accordingly, the Board concluded that economies of scale, if any, were being appropriately shared with the Funds, and that such conclusion supported approval of the continuance of the Investment Advisory Agreement.

Profitability

The Board considered the information provided by CRM regarding CRM’s profitability in relation to the Funds and considered the methodology used by CRM in preparing the profitability information. The Board reviewed the financial results of CRM in relation to the Funds for the year ended December 31, 2009. The Board considered CRM’s profit margins with respect to the Funds in comparison to the limited industry data available. The Board noted that the profitability of any adviser was affected by numerous factors, including its organizational structure, method for allocating expenses and the compensation to be paid to its employees, and, accordingly, acknowledged the limitations inherent in any comparison of adviser profitability information. The Board determined that, based on the information provided, the profit to CRM on the fees paid by the Funds was not excessive in view of the nature, quality and extent of services provided.

Other Benefits

The Board considered the other benefits which CRM receives from its relationship with the Funds. They noted that CRM acts as the shareholder servicing agent for Investor Shares of the Funds and receives fees under a shareholder service plan adopted under Rule 12b-1 under the 1940 Act in connection with the services CRM provides or arranges as the Funds’ shareholder servicing agent. The Board considered the fees received by CRM under the shareholder service plan, and the amounts paid by CRM to third party shareholder servicing

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

agents. The Board noted that the amounts paid by CRM to the Funds’ third party shareholder servicing agents since the inception of the Trust exceeded the amounts paid by Investor Shares of the Funds to CRM under the shareholder servicing plan. The Board considered how CRM uses “soft” commission dollars generated by the Funds to pay for research and brokerage services and the ways in which CRM conducts portfolio transactions for the Funds and selects brokers. The Board determined that any other benefits derived by CRM from managing the Funds were reasonable and reflected in the fees under the Investment Advisory Agreement.

General Conclusion

Based on the foregoing considerations, the Board, including all of the Independent Trustees voting separately, determined that the terms of the Investment Advisory Agreement, including the fees payable thereunder, are fair and reasonable, and voted to approve the continuance and renewal of the Investment Advisory Agreement.

CRM Funds

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Item 2.	Code of Ethics.

As of June 30, 2010, the Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive and Principal Financial Officers. For the fiscal year ended June 30, 2010, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Trustees Committee. The audit committee financial expert serving on the Registrant’s Trustees Committee is Louis Ferrante, CFA, CPA, who is “independent,” as defined in Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended June 30, 2010 and 2009 were $177,250 and $189,300, respectively.

Audit-Related Fees

(b)	There were no fees billed during the fiscal years ended June 30, 2010 and June 30, 2009 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning during the fiscal years ended June 30, 2010 and 2009 were $32,225 and $28,200, respectively. These fees related to services consisting of the review of U.S. federal income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)	There were no other fees billed during the fiscal years ended June 30, 2010 and June 30, 2009 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The Trustees Committee of the Board of Trustees of the Registrant is required to pre-approve the engagement of independent accountants to (i) conduct the annual audit of the series of the Registrant (the “Funds”) and provide their opinion of the Funds’ financial statements, (ii) provide (a) any audit services to the Funds in addition to those described in clause (i) above and (b) non-audit services to the Funds, Cramer Rosenthal McGlynn, LLC (“CRM”) or any entity controlling, controlled by, or under common control with CRM that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. Accordingly, the Registrant’s Trustees Committee pre-approves all audit and non-audit services to be performed by the Registrant’s independent accountant before the accountant is engaged by the Registrant to perform such services.

(e)(2)	There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Trustees Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Trustees Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years ended June 30, 2010 and 2009 were $32,225 and $32,200, respectively.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics for the Registrant’s Principal Executive and Principal Financial Officers described in Item 2 is attached hereto.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn,
President and Chief Executive Officer (Principal Executive Officer)

Date August 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date August 4, 2010

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date August 4, 2010

*	Print the name and title of each signing officer under his or her signature.